CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (68.4%)
222 North Miami, LLC	Term Loan, Tranche B	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 1318	18.56%	9/1/2025	$4,220,517	$4,145,755	$4,220,517
AAdvantage Loyalty IP Ltd.	Term Loan	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 475	10.34%	4/20/2028	4,250,000	4,222,822	4,408,780
ABG Intermediate Holdings 2, LLC	Term Loan, Tranche B1	(3) (4) (13) (14)	Media: Advertising, Printing & Publishing	SOFR + 350	8.92%	12/21/2028	1,984,849	1,984,848	1,991,180
Acrisure, LLC	Term loan	(3) (4) (14)	Insurance	SOFR + 450	9.83%	11/6/2030	2,992,500	2,963,782	2,999,981
Acrisure, LLC	Term Loan, 2020 Tranche B	(2) (3) (4) (14)	Insurance	SOFR + 350	8.93%	2/15/2027	3,963,930	3,874,786	3,955,448
Acrisure, LLC	Term Loan, 2021 Tranche B	(2) (3) (4) (14)	Insurance	SOFR + 425	9.68%	2/15/2027	4,484,898	4,458,671	4,490,504
ADPD Holdings, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.51%	8/16/2028	745,562	732,176	651,730
ADPD Holdings, LLC	Term Loan	(2) (4) (5) (13) (14)	Consumer Services	SOFR + 600	11.51%	8/16/2028	9,828,127	9,630,614	8,484,851
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 650	11.96%	12/17/2026	937,220	926,365	946,592
Advanced Web Technologies Holding Company	Incremental Term Loan, 3rd Amendment	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 675	12.21%	12/17/2026	397,805	388,248	401,783
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 625	11.71%	12/17/2026	1,124,754	1,113,492	1,136,001
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 625	11.71%	12/17/2026	648,249	640,681	654,731
Advanced Web Technologies Holding Company	Revolver	(4) (5) (6) (13) (14)	Containers, Packaging & Glass	SOFR + 625	11.71%	12/17/2026	65,675	61,111	65,675
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 625	11.71%	12/17/2026	2,859,293	2,829,844	2,887,886
Advisor Group, Inc.	Term Loan	(3) (4)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.33%	8/17/2028	10,000,000	9,950,000	10,033,100
AI Aqua Merger Sub, Inc.	Term Loan	(3) (4) (6)	Commercial Services & Supplies	SOFR + 425	9.58%	7/31/2028	4,486,957	4,368,531	4,505,707
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Consumer Services	SOFR + 375	9.08%	7/31/2028	6,150,549	6,138,268	6,157,622
AI Grace AUS Bidco PTY LTD	Term Loan, Tranche B	(3) (4) (5) (14)	Consumer Goods: Non-Durable	SOFR + 650	11.83%	12/5/2029	18,285,714	17,758,269	17,884,359
Allied Benefit Systems Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	10.58%	10/31/2030	17,277,448	16,984,509	17,420,311
Allied Universal Holdco, LLC	Incremental Term Loan, Tranche B	(2) (3) (4) (14)	Professional Services	SOFR + 375	9.17%	5/12/2028	4,917,064	4,866,846	4,909,049
Alpine Acquisition Corp II	Revolver	(4) (5) (6) (13) (14)	Transportation	SOFR + 600	11.48%	11/30/2026	2,412,903	2,371,728	2,207,027
Alpine Acquisition Corp II	Term loan	(2) (3) (4) (5) (13) (14)	Transportation	SOFR + 600	11.48%	11/30/2026	20,626,372	20,363,925	19,394,435

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Alterra Mountain Company	Term Loan, Tranche B-2	(2) (3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 350	8.93%	8/17/2028	3,954,379	3,937,116	3,965,926
Altice Financing S.A.	Term Loan	(3) (4) (14)	Telecommunications	SOFR + 500	10.32%	10/31/2027	1,989,950	1,976,304	1,860,603
Altice France S.A.	Term Loan, Tranche B14	(2) (3) (4) (14)	Telecommunications	SOFR + 550	10.81%	8/15/2028	1,964,483	1,961,095	1,553,179
Amentum Government Services Holdings, LLC	Term Loan	(2) (3) (4) (14)	Aerospace & Defense	SOFR + 400	9.33%	2/15/2029	2,947,500	2,936,451	2,951,184
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(3) (4) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 425	9.65%	2/28/2028	1,985,025	1,985,025	1,991,238
Anticimex International AB	Term Loan, Tranche B1	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 315	8.45%	11/16/2028	4,959,442	4,897,271	4,955,326
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Environmental Industries	SOFR + 625	11.56%	1/31/2028	768,443	751,191	768,764
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (6) (14)	Environmental Industries	SOFR + 575	11.08%	1/31/2028	408,378	317,293	351,844
Apex Companies Holdings, LLC	Specified Delayed Draw Term Loan	(4) (5) (14)	Environmental Industries	SOFR + 625	11.56%	1/31/2028	147,541	144,250	147,603
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Environmental Industries	SOFR + 625	11.56%	1/31/2028	3,190,574	3,119,213	3,191,908
Applied Systems, Inc.	Term Loan	(2) (3) (4)	Software	SOFR + 350	8.83%	2/7/2031	2,600,000	2,596,750	2,614,404
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche A	(4) (5) (13) (14)	Professional Services	SOFR + 600	11.45%	12/29/2026	2,720,300	2,684,982	2,690,306
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche B	(4) (5) (13) (14)	Professional Services	SOFR + 600	11.45%	12/29/2026	2,780,797	2,745,673	2,750,136
Applied Technical Services, LLC	Delayed Draw Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	11.45%	12/29/2026	1,065,592	1,047,259	1,060,654
Applied Technical Services, LLC	Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	11.45%	12/29/2026	1,065,592	1,047,262	1,060,654
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Professional Services	SOFR + 575	11.20%	12/29/2026	964,180	953,166	953,549
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Professional Services	SOFR + 575	11.20%	12/29/2026	1,148,563	1,079,506	1,107,711
Applied Technical Services, LLC	Revolver	(4) (5) (6) (13) (14)	Professional Services	SOFR + 575	11.20%	12/29/2026	135,859	121,211	125,373
Applied Technical Services, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 575	11.20%	12/29/2026	2,868,083	2,834,475	2,836,460
Applied Technical Services, LLC	Term Loan	(3) (4) (5) (13) (14)	Professional Services	SOFR + 575	11.20%	12/29/2026	1,967,376	1,930,385	1,945,683
Appriss Health, LLC	Revolver	(2) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 700	12.48%	5/6/2027	96,494	79,770	79,297
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 700	12.48%	5/6/2027	13,166,666	13,011,717	12,932,006
Ardonagh Midco 3 PLC	Term Loan, Tranche B	(4) (5) (6) (14)	Insurance	SOFR + 475	10.04%	2/15/2031	10,987,952	10,809,557	10,807,951
Aretec Group, Inc.	Incremental Term Loan	(3) (4) (13)	Banking, Finance, Insurance & Real Estate	SOFR + 450	9.92%	8/9/2030	5,000,000	4,850,000	5,025,000

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Armor Holdco Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Professional Services	SOFR + 450	10.09%	12/11/2028	1,955,000	1,939,510	1,959,888
Ascend Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Containers, Packaging & Glass	SOFR + 640	11.88%	9/30/2027	570,562	550,247	550,991
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 640	11.86%	9/30/2028	16,452,878	16,217,769	16,264,759
Ascensus Holdings, Inc.	Term Loan	(3) (4)	Banking, Finance, Insurance & Real Estate	SOFR + 350	8.94%	8/2/2028	4,973,902	4,940,092	4,949,033
Associations, Inc.	Term Loan, 4th Incremental	(2) (3) (4) (5) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.09%	7/2/2027	1,576,680	1,562,699	1,576,680
Associations, Inc.	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.09%	7/2/2027	508,326	505,412	508,325
Associations, Inc.	Delayed Draw Term Loan, Tranche B	(2) (4) (5) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.09%	7/2/2027	1,058,043	1,051,998	1,058,043
Associations, Inc.	Delayed Draw Term Loan, Tranche C	(2) (4) (5) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.07%	7/2/2027	1,058,021	1,051,975	1,058,021
Associations, Inc.	Delayed Draw Term Loan, Tranche D	(2) (3) (4) (5) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.09%	7/2/2027	638,939	635,352	638,939
Associations, Inc.	Delayed Draw Term Loan, Tranche E	(4) (5) (6) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.08%	7/2/2027	1,665,349	1,654,090	1,665,349
Associations, Inc.	Revolver	(4) (5) (6) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.09%	7/2/2027	212,151	209,868	212,151
Associations, Inc.	Term Loan	(3) (4) (5) (8) (13) (14)	Construction & Building	SOFR + 400, 2.50% PIK	12.09%	7/2/2027	4,298,223	4,275,609	4,298,223
AssuredPartners, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Insurance	SOFR + 350	8.93%	2/12/2027	5,940,615	5,907,604	5,944,357
AssuredPartners, Inc.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 350	8.82%	2/12/2027	992,346	991,258	993,090
Astra Acquisition Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Software	SOFR + 525	10.90%	10/25/2028	7,968,427	6,659,104	3,187,371
Asurion, LLC	Term Loan, Tranche B10	(2) (3) (4) (13) (14)	Insurance	SOFR + 400	9.42%	8/19/2028	975,100	936,874	937,111
Athenahealth Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 325	8.57%	2/15/2029	7,127,909	7,069,329	7,051,071
Athlete Buyer, LLC	Delayed Draw Term Loan, 3rd Amendment, Tranche A	(3) (4) (5) (6) (13) (14)	Construction & Building	SOFR + 625	11.65%	3/29/2030	4,455,446	3,654,719	3,654,719
Atlas AU Bidco Pty Ltd.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 725	12.55%	12/9/2029	2,890,277	2,808,838	2,912,199
Atlas US Finco, Inc.	Incremental Term Loan	(3) (4) (5) (14)	Software	SOFR + 675	12.05%	12/9/2029	1,338,091	1,312,254	1,320,660
Avalara, Inc.	Term Loan	(2) (4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 725	12.56%	10/19/2028	9,000,000	8,798,617	9,135,000
Azurite Intermediate Holdings, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 650	11.83%	3/19/2031	6,558,577	6,201,341	6,200,837
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (5) (11) (14)	Specialty Retail	SOFR + 831	13.74%	12/20/2026	2,119,446	2,108,965	2,116,424

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Barracuda Networks, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 450	9.87%	8/15/2029	3,964,874	3,887,918	3,938,112
Bausch & Lomb Corp.	Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 400	9.32%	9/29/2028	4,975,000	4,929,001	4,965,697
BCPE Empire Holdings, Inc.	Term Loan	(3) (4) (14)	Trading Companies & Distributors	SOFR + 400	9.33%	12/11/2028	1,500,000	1,496,318	1,500,660
Bedford Beverly B, LLC	Land Loan	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 775	13.13%	9/2/2026	9,719,189	9,443,448	9,265,626
Berlin Packaging, LLC	Term Loan, Tranche B5	(2) (3) (4) (13) (14)	Containers, Packaging & Glass	SOFR + 375	9.19%	3/11/2028	3,964,441	3,896,810	3,966,701
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.31%	8/8/2028	450,891	444,145	444,287
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.31%	8/8/2028	45,454	41,929	41,939
BlueCat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.32%	8/8/2028	3,205,573	3,156,839	3,158,622
Boxer Parent Company Inc.	Term Loan	(3) (4)	Software	SOFR + 425	9.58%	12/29/2028	12,945,647	12,906,979	13,018,531
Bradyifs Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Distributors	SOFR + 600	11.31%	10/31/2029	668,362	578,052	624,096
Bradyifs Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Distributors	SOFR + 600	11.31%	10/31/2029	24,752,979	24,283,029	24,526,269
Broadstreet Partners, Inc.	Term Loan, Tranche B3	(2) (3) (4) (14)	Insurance	SOFR + 375	9.08%	1/27/2029	4,980,019	4,942,232	4,989,979
Brown Group Holding, LLC	Term Loan, Tranche B2	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 300	8.33%	7/2/2029	3,954,962	3,895,631	3,952,985
Cambrex Corp.	Term Loan	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 350	8.92%	12/4/2026	2,664,374	2,664,374	2,591,103
CD&R Madison Parent Ltd.	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (14)	Commercial Services & Supplies	SONIA + 625, 2.00% PIK	13.44%	2/28/2030	£568,521	643,538	777,465
CD&R Madison Parent Ltd.	Term Loan, Tranche B1	(2) (3) (4) (5) (8) (14)	Commercial Services & Supplies	SONIA + 625, 2.00% PIK	13.44%	2/28/2030	£12,416,089	15,324,214	15,945,206
CD&R Madison Parent Ltd.	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (14)	Commercial Services & Supplies	EURIBOR + 575, 2.00% PIK	11.70%	2/28/2030	€6,121,055	6,495,681	6,719,264
Celerion Buyer, Inc.	Term Loan	(2) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 650	11.77%	11/3/2028	1,556,260	1,515,434	1,574,315
Central Parent, Inc.	Term Loan, Tranche B	(3) (4)	Software	SOFR + 400	9.30%	7/6/2029	7,761,475	7,653,854	7,781,267
Ceva Sante Animale	Term Loan, Tranche B	(3) (4)	Health Care Providers & Services	SOFR + 425	9.56%	11/1/2030	2,000,000	1,980,678	2,001,500
Chamberlain Group, Inc.	Incremental Term Loan, Tranche B	(3) (4) (5)	Construction & Engineering	SOFR + 350	8.83%	11/3/2028	3,000,000	2,978,079	3,003,750
Chemical Computing Group ULC	Term Loan, Tranche A	(3) (4) (5) (13) (14)	Software	SOFR + 450	9.93%	8/25/2025	1,775,349	1,774,017	1,775,349
City Football Group Ltd.	Term Loan	(2) (3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 300	8.44%	7/21/2028	4,942,271	4,931,487	4,933,029
Cloud Software Group, Inc.	Term Loan	(3) (4)	Software	SOFR + 450	9.82%	3/22/2031	5,000,000	4,962,556	4,962,500

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Cobham Ultra SeniorCo S.a.r.l	Term Loan, Tranche B	(2) (3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 350	9.36%	8/4/2029	2,955,280	2,955,281	2,898,037
CommerceHub, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 400	9.52%	12/29/2027	3,882,148	3,883,671	3,750,311
Cordstrap Holding B.V.	Term Loan, Facility B	(2) (3) (4) (5) (8) (14)	Transportation	EURIBOR + 558, 2.06% PIK	11.72%	5/11/2028	€24,399,631	24,937,959	27,508,099
CoreLogic, Inc.	Term Loan	(3) (4) (13) (14)	Commercial Services & Supplies	SOFR + 350	8.93%	6/2/2028	2,120,316	2,113,336	2,068,305
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw Term Loan	(4) (5) (14)	Computers and Electronics Retail	SOFR + 875	14.06%	6/30/2028	4,054,054	3,990,948	3,993,243
Cornerstone OnDemand, Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 375	9.18%	10/16/2028	4,944,659	4,565,925	4,841,662
Cotiviti Holdings, Inc.	Term Loan	(3) (4)	Health Care Technology	SOFR + 325	8.57%	2/22/2031	3,000,000	2,985,000	2,992,500
Coupa Holdings,LLC	Term Loan	(2) (4) (5) (6) (14)	Software	SOFR + 750	12.82%	2/27/2030	6,478,637	6,312,886	6,619,779
Covetrus, Inc.	Term Loan	(3) (4)	Health Care Providers & Services	SOFR + 500	10.32%	10/13/2029	1,989,950	1,954,159	1,990,785
CP Developer S.a.r.l.	Term Loan	(2) (3) (4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 800, 4.00% PIK	16.00%	5/21/2026	€12,700,329	12,871,408	12,742,626
CPI Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Telecommunications	SOFR + 550	10.82%	10/8/2029	3,833,480	3,764,000	3,790,293
CQP Holdco LP	Term Loan, 4th Amendment	(3) (4) (13) (14)	Energy: Oil & Gas	SOFR + 300	8.40%	12/31/2030	6,243,898	6,235,962	6,261,756
CST Holding Company	Revolver	(2) (4) (5) (6) (13) (14)	Consumer Goods: Non-Durable	SOFR + 675	12.18%	11/1/2028	23,511	18,062	27,989
CST Holding Company	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Goods: Non-Durable	SOFR + 675	12.18%	11/1/2028	2,461,011	2,400,446	2,461,011
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 650	11.80%	4/3/2028	617,431	602,708	614,808
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.71%	4/3/2028	482,446	479,277	478,928
DCA Investment Holdings, LLC	Incremental Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.71%	4/3/2028	1,453,482	1,442,648	1,442,884
DCA Investment Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.71%	4/3/2028	3,214,100	3,183,491	3,190,664
DCert Buyer, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 400	9.32%	10/16/2026	7,925,277	7,820,238	7,881,767
Delta TopCo, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Computers and Electronics Retail	SOFR + 375	9.07%	12/1/2027	6,931,381	6,667,233	6,934,639
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(2) (3) (4) (5) (8) (14)	Entertainment	EURIBOR + 775	11.64%	9/14/2028	€18,131,803	19,352,474	19,268,071
Deltatre Bidco Limited	Term Loan	(3) (4) (5) (8) (14)	Entertainment	SOFR + 775	13.06%	9/14/2028	5,050,235	4,919,568	4,974,482
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.92%	12/22/2027	2,435,722	2,050,650	2,619,216

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 3	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.93%	12/22/2027	1,122,000	1,096,737	1,122,000
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 2	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.93%	12/22/2027	329,167	321,721	329,167
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 4	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.93%	12/22/2027	1,326,667	1,297,299	1,326,667
Denali Midco 2, LLC	Incremental Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.92%	12/22/2027	4,925,000	4,812,188	4,925,000
DexKo Global, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Automotives	SOFR + 375	9.40%	10/4/2028	1,695,202	1,691,306	1,675,775
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 375	9.18%	3/31/2028	5,764,181	5,725,604	5,750,809
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 550	10.90%	4/2/2026	11,635,962	11,211,297	11,752,322
Diligent Corporation	Delayed Draw Term Loan, Tranche B1	(4) (5) (13) (14)	Telecommunications	SOFR + 625	11.71%	8/4/2025	190,956	189,528	190,956
Diligent Corporation	Revolver	(4) (5) (6) (13) (14)	Telecommunications	SOFR + 625	11.71%	8/4/2025	51,568	50,740	51,568
Diligent Corporation	Term Loan, Tranche B1	(2) (3) (4) (5) (13) (14)	Telecommunications	SOFR + 625	11.71%	8/4/2025	1,399,860	1,388,957	1,399,860
Diligent Corporation	Term Loan, Tranche B2	(2) (3) (4) (5) (13) (14)	Telecommunications	SOFR + 575	11.21%	8/4/2025	1,649,000	1,643,377	1,638,942
Diligent Corporation	Term Loan, Tranche B3	(2) (3) (4) (5) (13) (14)	Telecommunications	SOFR + 575	11.21%	8/4/2025	2,231,000	2,218,409	2,217,392
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.15%	7/21/2027	985,865	974,032	985,865
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	11.15%	7/21/2027	19,236,207	18,960,639	19,236,208
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.15%	7/21/2027	1,411,419	1,392,549	1,411,419
EAB Global, Inc.	Term Loan	(2) (3) (4) (14)	Professional Services	SOFR + 350	8.83%	8/16/2028	4,966,979	4,931,520	4,964,496
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Utilities	SOFR + 350	9.16%	10/1/2027	3,671,536	3,665,439	3,672,308
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 500	10.42%	7/23/2026	8,453,273	6,819,177	6,362,863
Element Materials Technology Group US Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (13) (14)	Professional Services	SOFR + 425	9.74%	7/6/2029	1,590,395	1,589,418	1,589,075
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Professional Services	SOFR + 425	9.74%	7/6/2029	3,445,855	3,435,181	3,442,995
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Professional Services	SOFR + 550	10.82%	4/14/2028	1,214,803	1,174,554	1,204,713
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	10.81%	4/14/2028	20,117,542	19,896,786	20,065,257
Ellkay, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 750	12.96%	9/14/2027	13,928,074	13,737,112	12,333,355
Engineered Machinery Holdings, Inc.	Term Loan, Incremental	(2) (3) (4) (14)	Capital Equipment	SOFR + 350	9.15%	5/21/2028	1,955,000	1,948,500	1,946,457

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Enverus Holdings, Inc.	Term Loan	(2) (4) (5) (6) (14)	Software	SOFR + 550	10.83%	12/22/2029	19,536,680	19,218,432	19,206,679
Epicor Software Corporation	Incremental Term Loan	(3) (4) (14)	Software	SOFR + 375	9.09%	7/30/2027	498,750	494,265	500,890
Epicor Software Corporation	Term Loan	(3) (4) (13) (14)	Software	SOFR + 325	8.68%	7/30/2027	1,982,032	1,968,708	1,987,720
EPS Nass Parent, Inc.	Delayed Draw Term Loan	(4) (5) (13) (14)	Utilities	SOFR + 575	11.21%	4/19/2028	46,509	45,927	45,485
EPS Nass Parent, Inc.	Revolver	(4) (5) (6) (13) (14)	Utilities	SOFR + 575	11.21%	4/19/2026	58,102	57,506	56,610
EPS Nass Parent, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Utilities	SOFR + 575	11.21%	4/19/2028	826,271	815,512	808,090
eResearchTechnology, Inc.	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 450	9.93%	2/4/2027	1,939,547	1,939,547	1,944,570
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 525	10.70%	4/27/2029	6,140,859	5,990,920	6,114,941
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.80%	4/27/2029	3,675,469	3,591,570	3,675,469
Excelitas Technologies Corp.	Revolver	(4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	11.16%	8/14/2028	273,434	267,770	273,434
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.16%	8/13/2029	12,451,273	12,447,580	12,575,785
Excelitas Technologies Corp.	Term Loan	(2) (4) (5) (6) (13) (14)	Capital Equipment	EURIBOR + 575	9.65%	8/13/2029	1,259,448	1,273,885	1,378,350
FCG Acquisitions, Inc.	Term Loan	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 375	9.40%	3/31/2028	4,877,247	4,864,038	4,870,126
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 375	9.08%	1/27/2029	4,914,886	4,864,485	4,924,126
Finastra USA, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 725	12.58%	9/13/2029	696,518	627,804	696,518
Finastra USA, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 725	12.46%	9/13/2029	36,240,602	35,562,456	36,240,601
Fleet Midco I Ltd.	Term Loan, Tranche B	(2) (3) (4) (5)	Banking, Finance, Insurance & Real Estate	SOFR + 325	8.58%	1/23/2031	2,000,000	1,990,082	2,000,000
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027	14,385,776	14,178,315	14,277,882
Flynn Restaurant Group LP	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Specialty Retail	SOFR + 425	9.68%	12/1/2028	4,912,247	4,859,748	4,922,071
FPG Intermediate Holdco, LLC	Term Loan, 3rd Amendment	(4) (5) (6) (14)	Consumer Services	SOFR + 675	12.18%	3/5/2027	71,829	70,835	6,038
Gainwell Acquisition Corp.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 400	9.49%	10/1/2027	3,374,301	3,340,934	3,220,771
Genesys Cloud Services, Inc.	Term Loan, Tranche B	(3) (4)	Software	SOFR + 350	8.83%	12/1/2027	1,000,000	1,000,000	1,001,880
Genesys Cloud Services, Inc.	Term Loan, Tranche B	(2) (3) (4)	Software	SOFR + 400	9.44%	12/1/2027	3,500,000	3,491,315	3,510,955
Genesys Cloud Services, Inc.	Term Loan, Tranche B4	(3) (4) (13) (14)	Software	SOFR + 400	9.43%	12/1/2027	4,723,858	4,698,958	4,734,817
GFP Atlantic Holdco 2, LLC	Term Loan	(2) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 600	11.31%	11/12/2027	846,917	675,793	871,173

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
GoTo Group, Inc.	Term Loan	(3) (4) (5)	Software	SOFR + 475	10.17%	8/31/2027	561,023	525,159	532,271
Great Canadian Gaming Corp.	Term Loan	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 400	9.66%	11/1/2026	1,974,874	1,963,324	1,977,758
Greenhouse Software, Inc.	Incremental Term Loan, 2nd Amendment	(2) (3) (4) (5) (14)	Software	SOFR + 700	12.31%	9/1/2028	1,600,000	1,568,086	1,593,843
Greenhouse Software, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 700	12.31%	9/1/2028	7,598,039	7,493,559	7,565,717
GS AcquisitionCo, Inc.	Term Loan	(4) (5) (6) (14)	Software	SOFR + 500	10.30%	5/25/2028	12,919,008	12,870,644	12,870,455
GTCR W Merger Sub, LLC	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 300	8.34%	9/20/2030	5,000,000	4,975,446	5,013,550
Guidehouse LLP	Term Loan	(2) (3) (4) (5) (8) (14)	Sovereign & Public Finance	SOFR + 375, 2.00% PIK	11.08%	12/14/2030	39,743,927	39,742,617	40,070,178
Hadrian Acquisition Limited	Acquisition Term Loan	(2) (3) (4) (5) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 500, 2.75% PIK	12.94%	2/28/2029	£7,264,844	9,506,234	9,169,322
Hadrian Acquisition Limited	Delayed Draw Term Loan	(3) (4) (5) (6) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 500, 2.75% PIK	12.94%	2/28/2029	£4,060,886	4,761,338	5,125,446
Hadrian Acquisition Limited	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 500, 2.75% PIK	12.94%	2/28/2029	£19,135,784	24,960,017	24,152,225
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (14)	Consumer Services	SOFR + 575	11.08%	12/15/2026	4,801,273	4,772,618	4,624,325
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (14)	Consumer Services	SOFR + 600	11.31%	12/15/2026	8,563,959	8,506,071	8,297,468
Heartland Home Services, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Consumer Services	SOFR + 600	11.33%	12/15/2026	2,271,983	2,242,663	2,179,657
Heartland Home Services, Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 600	11.33%	12/15/2026	6,840,299	6,782,287	6,627,445
Helios Software Holdings, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 425	9.74%	7/18/2030	5,970,038	5,837,223	5,906,636
Helios Software Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 375	9.29%	3/11/2028	2,822,144	2,762,866	2,785,992
Hercules Borrower, LLC	Delayed Draw Term Loan	(2) (4) (5) (6) (13) (14)	Environmental Industries	SOFR + 550	10.91%	12/14/2026	2,041,790	2,007,354	2,036,270
Hercules Borrower, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Environmental Industries	SOFR + 625	11.66%	12/14/2026	6,011,441	5,925,169	6,011,441
Hercules Borrower, LLC	Incremental Term Loan, 1st Amendment	(3) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	10.91%	12/14/2026	341,788	337,895	341,191
Hoosier Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	10.46%	11/15/2028	12,112,800	11,914,393	11,902,805
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 575	11.09%	6/2/2028	194,586	170,869	190,221
HS Spa Holdings Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 575	11.09%	6/1/2029	8,496,911	8,360,774	8,496,911
HUB International Ltd.	Term Loan, Tranche B	(3) (4)	Insurance	SOFR + 325	8.58%	6/20/2030	10,017,892	9,981,361	10,019,695

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 425	9.74%	8/19/2028	2,565,242	2,553,696	2,558,829
Husky Injection Molding Systems Ltd.	Term Loan, Tranche B	(3) (4)	Machinery	SOFR + 500	10.33%	2/1/2029	2,000,000	1,970,000	2,004,160
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(3) (4)	Insurance	SOFR + 400	9.33%	4/18/2030	2,984,925	2,963,335	2,994,267
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(3) (4)	Insurance	SOFR + 350	8.83%	2/3/2031	10,000,000	9,950,412	10,000,900
Icefall Parent, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 650	11.80%	1/26/2030	13,018,681	12,739,802	12,769,199
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 725	12.58%	8/18/2028	163,373	132,336	163,373
iCIMS, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 675	12.08%	8/18/2028	26,899,223	26,567,373	26,978,696
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Hotels, Restaurants & Leisure	EURIBOR + 900	12.95%	5/9/2027	€20,800,000	24,871,414	22,440,078
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 14th Amendment	(4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 600	11.52%	8/27/2026	644,262	563,898	578,879
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 605	11.49%	8/27/2026	4,600,285	4,576,033	4,568,227
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 6th Amendment	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 605	11.49%	8/27/2026	3,464,504	3,444,560	3,440,361
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 8th Amendment	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 602	11.46%	8/27/2026	2,320,721	2,306,148	2,303,086
Internap Holding, LLC	Term Loan	(3) (5) (8)	High Tech Industries	1.00%, 7.00% PIK	8.00%	7/31/2028	206,534	204,465	184,853
ION Trading Finance Ltd.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 475	10.24%	4/1/2028	12,077,236	12,004,370	12,051,391
IQN Holding Corp.	Term Loan	(2) (4) (5) (14)	Professional Services	SOFR + 525	10.59%	5/2/2029	6,887,755	6,827,811	6,887,755
IRIS Holdings, Inc.	Term Loan	(2) (3) (4) (14)	Chemicals, Plastics & Rubber	SOFR + 475	10.22%	6/28/2028	2,955,000	2,779,936	2,821,198
iRobot Corporation	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Consumer Goods: Durable	SOFR + 650, 2.50% PIK	14.45%	7/24/2026	25,925,206	25,925,206	25,147,450
Isolved, Inc.	Term Loan, Tranche B	(3) (4)	Professional Services	SOFR + 400	9.33%	10/14/2030	4,488,750	4,467,444	4,508,411
Jeg's Automotive, LLC	Revolver	(4) (5) (13) (14)	Automotives	SOFR + 600	11.47%	12/22/2027	2,604,166	2,569,070	2,287,160
Jeg's Automotive, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 600	11.47%	12/22/2027	17,819,011	17,574,817	15,649,898
Kaman Corporation	Term Loan	(3) (4)	Distributors	SOFR + 350	8.82%	3/26/2031	4,375,000	4,364,062	4,377,756
Kaseya, Inc.	Delayed Draw Term Loan	(4) (5) (8) (14)	High Tech Industries	SOFR + 350, 2.50% PIK	11.31%	6/25/2029	70,978	69,907	70,978
Kaseya, Inc.	Revolver	(4) (5) (6) (8) (14)	High Tech Industries	SOFR + 350	8.81%	6/25/2029	519,029	488,023	519,029
Kaseya, Inc.	Term Loan	(2) (4) (5) (6) (8) (14)	High Tech Industries	SOFR + 350, 2.50% PIK	11.31%	6/25/2029	35,984,612	35,403,439	35,984,613
Kestra Advisor Services Holdings A, Inc.	Term Loan	(3) (4)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.30%	3/25/2031	2,500,000	2,493,750	2,504,175

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Kestrel Bidco Inc.	Term Loan, Tranche B	(3) (4)	Passenger Airlines	SOFR + 375	9.08%	1/31/2031	5,000,000	4,950,464	4,995,850
KRE Hyod Owner, LLC	Term Loan, Tranche A1	(4) (5) (11) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 421	9.68%	9/13/2026	1,363,636	1,363,636	1,353,409
KRE Hyod Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 1046	15.93%	9/13/2024	3,962,943	3,962,943	3,953,035
Legence Holdings, LLC	Term Loan	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 350	8.93%	12/16/2027	3,417,866	3,412,259	3,417,012
LinQuest Corporation	Term Loan	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 575	11.16%	7/28/2028	9,750,000	9,615,778	9,452,933
Loyalty Ventures, Inc.	Term Loan, Tranche B	(3) (4) (5) (14) (15)	Professional Services	PRIME + 550	14.00%	11/3/2027	4,143,312	3,723,529	36,254
LVF Holdings, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.21%	6/10/2027	5,702,565	5,624,483	5,657,615
LVF Holdings, Inc.	Initial Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.21%	6/10/2027	5,958,668	5,887,416	5,917,950
Material Holdings, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Professional Services	SOFR + 600	11.41%	8/19/2027	766,853	757,733	708,324
Material Holdings, LLC	Revolver	(4) (5) (6) (13) (14)	Professional Services	SOFR + 600	11.41%	8/19/2027	575,448	566,911	520,547
Material Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 600	11.41%	8/19/2027	10,828,125	10,692,161	10,001,679
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(2) (4) (5) (14)	Aerospace & Defense	SOFR + 625	11.55%	6/1/2027	2,393,078	2,365,095	1,834,331
Maverick Acquisition, Inc.	Initial Term Loan	(3) (4) (5) (14)	Aerospace & Defense	SOFR + 625	11.55%	6/1/2027	10,498,317	10,373,600	8,047,121
Mavis Tire Express Services Corp.	Term Loan, Tranche B	(3) (4) (14)	Specialty Retail	SOFR + 375	9.08%	5/4/2028	3,403,969	3,393,041	3,406,284
McAfee, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 375	9.18%	3/1/2029	4,922,487	4,747,089	4,906,784
Medical Manufacturing Technologies, LLC	Incremental Term Loan, 1st Amendment	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.21%	12/23/2027	9,319,345	9,136,681	9,146,718
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.21%	12/23/2027	5,086,567	5,018,843	4,992,345
Medical Manufacturing Technologies, LLC	Revolver	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 575	11.23%	12/23/2027	574,516	539,683	531,947
Medical Manufacturing Technologies, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.21%	12/23/2027	12,622,154	12,449,590	12,388,347
Mileage Plus Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 525	10.80%	6/21/2027	1,625,000	1,607,696	1,671,345
Mitchell International, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 375	9.18%	10/15/2028	5,894,924	5,809,746	5,894,629
Nader Upside 2 S.a.r.l	Term Loan, Tranche B	(4) (5) (8)	Health Care Providers & Services	EURIBOR + 1025 PIK	14.14%	3/28/2028	€46,610,701	48,781,387	48,777,372
NEFCO Holding Company, LLC	Incremental Term Loan, 1st Amendment	(3) (4) (5) (13) (14)	Building Products	SOFR + 650	12.04%	8/5/2028	558,384	547,865	565,232
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (13) (14)	Building Products	SOFR + 650	11.93%	8/5/2028	591,521	582,443	597,437

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (13) (14)	Building Products	SOFR + 650	11.90%	8/5/2028	380,115	374,429	383,916
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche C	(4) (5) (13) (14)	Building Products	SOFR + 650	12.15%	8/5/2028	828,546	815,496	836,831
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche D	(4) (5) (13) (14)	Building Products	SOFR + 650	12.04%	8/5/2028	3,018,292	2,893,815	2,986,831
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (13) (14)	Building Products	SOFR + 650	12.15%	8/5/2028	167,548	156,017	167,548
NEFCO Holding Company, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Building Products	SOFR + 650	12.15%	8/5/2028	4,585,133	4,513,036	4,630,984
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 650	11.82%	5/17/2028	96,090	93,602	97,051
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (6) (14)	Consumer Services	SOFR + 650	11.81%	5/17/2028	7,644,479	7,364,760	7,755,899
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 650	11.81%	5/17/2028	1,552,106	1,515,069	1,577,295
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 650	11.81%	5/17/2028	10,098,747	9,948,938	10,199,735
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 550	11.09%	5/24/2027	198,545	195,743	194,855
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan A, 5th Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	11.66%	5/24/2027	4,781,794	4,685,700	4,732,790
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan B, 5th Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.66%	5/24/2027	4,031,367	3,647,215	3,834,964
Oak Purchaser, Inc.	Term Loan	(3) (4) (5) (6) (14)	Professional Services	SOFR + 550	10.81%	4/28/2028	835,719	789,638	790,145
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	10.81%	4/28/2028	2,444,809	2,423,521	2,392,420
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	10.81%	4/28/2028	5,030,030	4,993,004	4,943,022
Ontario Gaming GTA LP	Term Loan, Tranche B	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 425	9.57%	8/1/2030	3,990,000	3,963,604	4,002,130
Optiv Parent Inc.	Term Loan	(2) (3) (4) (14)	Professional Services	SOFR + 525	10.57%	7/31/2026	6,965,000	6,728,982	6,731,185
Oranje Holdco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 750	12.81%	2/1/2029	6,038,961	5,893,977	6,095,984
Packaging Coordinators Midco, Inc.	Term Loan	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 350	9.15%	11/30/2027	6,861,913	6,855,169	6,871,451
Pactiv Evergreen Group Holdings Inc.	Term Loan, Tranche B	(3) (4) (13) (14)	Containers, Packaging & Glass	SOFR + 325	8.81%	9/24/2028	1,979,695	1,977,337	1,985,476
Parexel International Corporation	Term Loan	(3) (4)	Health Care Providers & Services	SOFR + 325	8.58%	11/15/2028	1,720,611	1,716,359	1,723,914
Park County Holdings, LLC	Term Loan	(2) (3) (4) (5) (11) (14)	Entertainment	SOFR + 675	12.08%	11/29/2029	57,517,241	56,384,739	56,942,069
Parkway Generation, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Independent Power and Renewable Electricity Producers	SOFR + 475	10.18%	2/18/2029	3,476,510	3,409,360	3,463,473

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Parkway Generation, LLC	Term Loan, Tranche C	(2) (3) (4) (13) (14)	Independent Power and Renewable Electricity Producers	SOFR + 475	10.18%	2/18/2029	461,742	452,554	460,011
PDI TA Holdings, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 550	10.83%	2/1/2031	20,447,154	20,147,931	20,142,276
Pearls Netherlands Bidco B.V.	Term Loan, Tranche B	(2) (3) (4) (14)	Transportation	SOFR + 375	9.12%	2/26/2029	2,940,000	2,934,464	2,928,975
Peraton Corp.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 375	9.17%	2/1/2028	4,866,910	4,820,885	4,857,809
Performance Health Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.16%	7/12/2027	3,222,000	3,182,490	3,234,504
Pestco Intermediate, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Commercial Services & Supplies	SOFR + 600	11.43%	2/17/2028	356,738	318,414	366,685
Pestco Intermediate, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Commercial Services & Supplies	SOFR + 600	11.48%	2/17/2028	3,669,440	3,579,378	3,695,750
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.98%	11/12/2027	12,745,785	12,560,286	12,567,717
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.98%	11/12/2027	10,111,803	9,977,315	9,987,366
Phoenix Guarantor, Inc.	Term Loan	(3) (4)	Health Care Providers & Services	SOFR + 325	8.58%	2/14/2031	12,000,000	11,880,989	11,836,680
Planview Parent, Inc.	Term Loan	(3) (4) (13) (14)	Software	SOFR + 400	9.65%	12/17/2027	4,961,776	4,757,480	4,944,807
Polaris Newco, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 400	9.43%	6/2/2028	5,646,046	5,572,911	5,588,682
Portugal Street East Limited	Term Loan	(5) (6)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	£2,843,082	3,871,515	3,588,395
Primetech Holdco S.a.r.l.	Term Loan	(3) (5) (8)	Insurance	12.00% PIK	12.00%	7/28/2029	€25,779,577	25,252,748	26,074,026
Proampac PG Borrower, LLC	Term Loan	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 450	9.82%	9/15/2028	5,846,885	5,842,040	5,846,885
Project Castle, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Professional Services	SOFR + 550	10.83%	6/1/2029	4,925,000	4,504,673	4,457,125
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 525	10.72%	7/20/2029	3,964,874	3,700,070	3,649,667
Proofpoint, Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 325	8.68%	8/31/2028	8,899,114	8,783,152	8,899,203
Prophix Software Inc.	Incremental Term Loan	(2) (3) (4) (5) (13) (14)	Software	SOFR + 650	11.92%	2/1/2026	6,907,722	6,841,866	6,907,722
Prophix Software Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 650	11.92%	2/1/2026	5,481,728	5,406,737	5,481,729
Prophix Software Inc.	Term Loan, 3rd Amendment	(3) (4) (5) (13) (14)	Software	SOFR + 650	11.93%	2/1/2026	2,394,101	2,350,395	2,394,101
Propulsion BC Finco S.a.r.l.	Term Loan	(2) (3) (4) (14)	Aerospace & Defense	SOFR + 375	9.14%	9/14/2029	6,033,725	6,021,346	6,034,811
Pushpay USA Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 675	12.21%	5/10/2030	19,961,420	19,375,025	20,134,915

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.98%	3/8/2028	2,359,125	2,308,961	2,314,867
PXO Holdings I Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.96%	3/8/2028	14,494,039	14,287,152	14,319,428
QBS Parent, Inc.	Term Loan	(2) (3) (4) (14)	IT Services	SOFR + 425	9.67%	9/22/2025	5,937,337	5,286,661	5,766,638
Qnnect, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Aerospace & Defense	SOFR + 700	12.17%	11/2/2029	30,196	13,419	44,047
Qnnect, LLC	Term Loan	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 700	12.17%	11/2/2029	2,614,118	2,546,761	2,666,400
Quantic Electronics, LLC	Incremental Term Loan, 2nd Amendment	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 625	11.66%	11/19/2026	1,975,223	1,954,549	1,936,952
Quantic Electronics, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.66%	3/1/2027	1,789,446	1,765,173	1,745,857
Quantic Electronics, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 625	11.66%	11/19/2026	2,789,241	2,757,979	2,735,199
Quantic Electronics, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 625	11.66%	3/1/2027	1,443,950	1,428,203	1,415,973
Quest Software US Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 425	9.77%	2/1/2029	11,310,446	8,797,500	8,549,340
Rackspace Finance, LLC	Term Loan	(3) (4) (5)	High Tech Industries	SOFR + 625	11.69%	5/15/2028	643,130	604,662	643,934
Rackspace Finance, LLC	Term Loan	(3) (4) (5) (13) (14)	High Tech Industries	SOFR + 275	8.19%	2/15/2028	4,132,421	2,085,283	2,085,282
Radwell Parent LLC	Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Distributors	SOFR + 675	12.05%	4/1/2029	18,372,098	17,909,384	18,671,859
Radwell Parent LLC	Revolver	(2) (4) (5) (6) (14)	Distributors	SOFR + 675	12.05%	4/1/2028	279,069	247,355	279,069
RealPage, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 300	8.44%	4/24/2028	4,979,579	4,874,629	4,841,246
Redstone Holdco 2 LP	Term Loan	(2) (3) (4) (13) (14)	Computers and Electronics Retail	SOFR + 475	10.18%	4/27/2028	9,307,959	7,712,242	7,659,705
Rocket Software, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 475	10.07%	11/28/2028	4,975,000	4,905,051	4,931,469
Rome Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 125, 6.11% PIK	12.55%	12/23/2027	£2,832,823	3,958,408	3,559,308
Rome Bidco Ltd.	Term Loan	(2) (3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 125, 6.11% PIK	12.55%	12/23/2027	£35,101,130	46,761,024	43,859,854
RSC Acquisition, Inc.	Delayed Draw Term Loan, Tranche 2	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 550	10.95%	11/1/2029	1,212,499	1,194,518	1,208,459
RSC Acquisition, Inc.	Delayed Draw Term Loan, Tranche 2	(4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 600	11.30%	11/1/2029	672,669	664,213	679,395
RSC Acquisition, Inc.	Term Loan, Tranche C	(2) (3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 550	10.95%	11/1/2029	5,986,688	5,935,452	5,924,569
Sapphire Convention, Inc.	Revolver	(2) (3) (4) (5) (6) (13) (14)	Telecommunications	SOFR + 600	11.49%	11/20/2025	8,490	5,546	8,490
Sapphire Convention, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Telecommunications	SOFR + 600	11.47%	11/20/2025	4,102,519	4,080,216	4,102,519

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Scientific Games Holding LP	Term Loan, Tranche B	(3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 350	8.77%	4/4/2029	5,944,686	5,893,797	5,939,930
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 575	11.18%	10/5/2029	24,848	23,901	24,848
SCP Eye Care HoldCo, LLC	Revolver	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 575	11.17%	10/5/2029	12,856	12,395	12,856
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.18%	10/5/2029	119,206	116,187	119,206
Sedgwick Claims Management Services, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Professional Services	SOFR + 375	9.07%	2/24/2028	3,969,950	3,928,681	3,976,024
Skopima Merger Sub, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	High Tech Industries	SOFR + 400	9.43%	5/12/2028	2,925,000	2,909,368	2,909,907
Smarsh, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Software	SOFR + 575	11.06%	2/16/2029	510,180	495,030	510,180
Smarsh, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	11.06%	2/16/2029	102,036	98,430	102,036
Smarsh, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 575	11.06%	2/16/2029	4,081,438	4,018,893	4,081,438
SolarWinds Holdings, Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 325	8.58%	2/5/2027	4,972,475	4,962,236	4,984,906
SonicWall US Holdings, Inc.	Term Loan	(3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 500	10.40%	5/16/2028	5,000,000	4,913,371	4,956,250
Sophia, L.P.	Term Loan, Tranche B	(3) (4) (13) (14)	Software	SOFR + 350	8.92%	10/7/2027	5,864,528	5,830,416	5,886,520
Sovos Compliance, LLC	Term Loan	(3) (4)	Software	SOFR + 450	9.83%	8/11/2028	4,982,182	4,926,871	4,931,812
Speedstar Holding, LLC	Delayed Draw Term Loan, 1st Amendment	(2) (4) (5) (13) (14)	Automotives	SOFR + 725	12.74%	1/22/2027	215,738	210,847	216,658
Speedstar Holding, LLC	Incremental Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 725	12.71%	1/22/2027	918,160	897,326	922,077
Speedstar Holding, LLC	Incremental Term Loan, 2nd Amendment	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 725	12.73%	1/22/2027	2,504,100	2,433,988	2,514,783
Speedstar Holding, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 725	12.74%	1/22/2027	6,473,697	6,392,892	6,501,315
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Consumer Services	SOFR + 675	12.07%	7/25/2028	3,900,000	3,714,492	4,012,500
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.97%	7/25/2028	4,134,560	4,054,587	4,181,749
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.97%	7/25/2028	935,002	920,542	945,673
Spotless Brands, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.97%	7/25/2028	20,921,932	20,599,623	21,160,719
Star Parent, Inc.	Term Loan, Tranche B	(3) (4) (14)	Health Care Providers & Services	SOFR + 400	9.31%	9/27/2030	3,000,000	2,957,105	2,979,750
Summit Acquisition, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Insurance	SOFR + 675	12.06%	5/1/2030	7,406,544	7,136,836	7,559,352
Tank Holding Corp.	Incremental Term Loan	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	11.43%	3/31/2028	7,264,552	7,077,252	7,238,891
Tank Holding Corp.	Revolver	(4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	11.17%	3/31/2028	413,793	391,200	394,501

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Tank Holding Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.18%	3/31/2028		37,267,241	36,726,015	36,832,865
Tank Holding Corp.	Incremental Delayed Draw Term Loan	(2) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 600	11.43%	3/31/2028		1,408,988	1,329,797	1,397,901
Teneo Holdings, LLC	Term Loan, Tranche B	(3) (4)	Professional Services	SOFR + 475	10.07%	3/11/2031		2,500,000	2,475,000	2,503,125
The Ultimate Software Group, Inc.	Term Loan, Tranche B	(3) (4)	Software	SOFR + 350	8.82%	5/4/2026		10,000,000	9,987,500	10,047,500
The Very Group Ltd.	Term Loan, Tranche A	(3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		£4,684,004	5,734,710	5,734,558
TIBCO Software, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 450	9.99%	3/30/2029		9,899,799	9,159,966	9,847,429
Tiger Acquisition, LLC	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 325	8.67%	6/1/2028		2,925,000	2,925,000	2,898,353
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(3) (4)	Machinery	SOFR + 350	8.83%	4/30/2030		10,027,233	10,020,749	10,056,513
Trader Corporation	Term Loan	(2) (3) (4) (5) (14)	Automotives	CDOR + 675	12.04%	12/22/2029	C$	2,990,033	2,146,293	2,251,548
TransDigm, Inc.	Term Loan, Tranche J	(3) (4)	Aerospace & Defense	SOFR + 325	8.59%	2/13/2031		1,995,000	1,990,178	2,004,257
Trioworld Midco 2 AB	Term Loan	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 10.25% PIK	14.24%	10/17/2028		€32,875,782	33,890,960	35,024,684
Triton Water Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Beverage, Food & Tobacco	SOFR + 325	8.90%	3/31/2028		5,261,288	5,231,569	5,201,467
Truist Insurance Holdings, LLC	Term Loan	(3) (4)	Insurance	SOFR + 325	8.59%	3/25/2031		5,000,000	4,987,500	4,991,650
Tufin Software North America, Inc.	Incremental Term Loan, 1st Amendment	(4) (5) (6) (13) (14)	Software	SOFR + 769	13.12%	8/25/2028		8,562,781	8,383,072	8,513,284
Tufin Software North America, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Software	SOFR + 769	13.12%	8/25/2028		27,061,833	26,648,491	26,929,837
USALCO, LLC	Term Loan, 2nd Amendment	(3) (4) (5) (14)	Chemicals, Plastics & Rubber	SOFR + 600	11.56%	10/19/2027		290,537	285,048	290,537
USALCO, LLC	Term Loan, Tranche A	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 600	11.56%	10/19/2027		4,887,500	4,823,313	4,887,500
USI, Inc.	Term Loan	(3) (4) (14)	Insurance	SOFR + 325	8.57%	9/27/2030		4,975,000	4,963,065	4,976,542
USR Parent, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Specialty Retail	SOFR + 760	12.94%	4/25/2027		3,666,666	3,641,973	3,648,598
Vensure Employer Services, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (14)	Professional Services	SOFR + 525	10.58%	3/26/2027		8,622,533	8,210,967	8,427,166
Verifone Systems, Inc.	Term Loan	(2) (3) (4) (14)	High Tech Industries	SOFR + 400	9.65%	8/20/2025		2,627,697	2,619,591	2,317,971
VGL Midco Ltd.	Term Loan, Tranche A	(3) (5) (8)	Consumer Services	15.00% PIK	15.00%	11/28/2025		£2,335,515	2,856,077	2,859,336
VGL Midco Ltd.	Term Loan, Tranche B1	(5) (8)	Consumer Services	8.75%, 5.25% PIK	14.00%	7/12/2024		£11,828,093	14,989,195	14,667,570
VGL Midco Ltd.	Term Loan, Tranche B2	(5) (8)	Consumer Services	14.00% PIK	14.00%	7/12/2024		£12,544,402	15,897,007	15,555,838
Vision Solutions, Inc.	Incremental Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 400	9.61%	4/24/2028		5,943,578	5,592,733	5,938,645
Voyage Australia Pty Ltd.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Telecommunications	SOFR + 350	9.09%	7/20/2028		5,864,854	5,861,821	5,872,185
Wand NewCo 3, Inc.	Term Loan, Tranche B	(3) (4)	Automotives	SOFR + 375	9.08%	1/18/2031		2,000,000	1,995,069	2,004,680

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
WCG Purchaser Corp.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 400	9.43%	1/8/2027	1,897,524	1,900,534	1,897,068
Windsor Holdings III, LLC	Term Loan, Tranche B	(3) (4) (14)	Chemicals, Plastics & Rubber	SOFR + 450	9.83%	8/1/2030	3,980,025	3,980,025	3,987,507
Wineshipping.Com, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.23%	10/29/2027	371,714	367,077	342,471
Wineshipping.Com, LLC	Revolver	(2) (3) (4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.23%	10/29/2027	1,747,842	1,722,901	1,591,585
Wineshipping.Com, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.24%	10/29/2027	13,590,465	13,410,913	12,521,277
Wood Mackenzie Ltd.	Term Loan, Tranche B	(2) (3) (4) (5)	Professional Services	SOFR + 350	8.82%	1/31/2031	3,700,000	3,690,856	3,711,100
Yellowstone Buyer Acquisition, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Goods: Durable	SOFR + 575	11.17%	9/14/2027	6,590,025	6,505,810	6,456,379
YLG Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 500	10.41%	11/1/2025	767,909	760,015	767,908
YLG Holdings, Inc.	Incremental Term Loan	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 500	10.41%	11/1/2025	1,167,416	1,155,817	1,167,416
First Lien Debt Total (Cost of $2,107,508,479)								$2,107,508,479	$2,103,595,669

Second Lien Debt (6.6%)
11852604 Canada, Inc.	Term Loan	(4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 9.50% PIK	14.95%	9/30/2028	$36,457,611	$36,016,472	$36,093,035
520 Mezz Owner 2, LLC	Term Loan, Mezzanine	(4) (5) (6) (8) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 12.62% PIK	17.97%	3/2/2026	10,561,676	10,383,736	10,429,294
Aimbridge Acquisition Co., Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 750	12.94%	2/1/2027	1,712,000	1,698,310	1,647,649
Apex Group Treasury, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 675	12.36%	7/27/2029	13,864,250	13,655,664	13,864,250
AP Plastics Acquisition Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 750	12.93%	8/10/2029	19,090,000	18,692,669	19,090,000
AQA Acquisition Holding, Inc.	Incremental Term Loan	(2) (3) (4) (5) (13) (14)	High Tech Industries	SOFR + 750	12.91%	3/3/2029	5,538,462	5,438,894	5,538,461
ARCO BPS Holdings Ltd.	Term Loan, Mezzanine	(2) (3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 850	12.50%	6/30/2026	€1,876,305	2,043,580	2,024,251
Comet Acquisition, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 750	12.93%	10/26/2026	384,615	384,254	384,615
Fastlane Parent Co., Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 875	14.19%	2/4/2027	2,500,000	2,447,487	2,462,500
National Mentor Holdings, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 725	12.74%	3/2/2029	2,000,000	1,985,958	1,636,660
Neptune Bidco US, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 975	15.17%	10/11/2029	43,000,000	41,863,158	42,570,000
PAI Holdco, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Automotives	SOFR + 550, 2.00% PIK	12.96%	10/28/2028	3,612,713	3,546,178	3,423,808

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Loans (75.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Peraton Corp.	Term Loan, Tranche B1	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 775	13.18%	2/1/2029	4,444,943	4,396,889	4,443,143
Queensgate Gem UK Midco Ltd.	Term Loan	(5) (8)	Hotels, Restaurants & Leisure	12.75% PIK	12.75%	4/15/2024	£3,161,812	4,203,131	3,990,680
Queensgate Gem UK Midco Ltd.	Term Loan, Mezzanine	(5) (8)	Hotels, Restaurants & Leisure	4.04%, 6.90% PIK	10.94%	4/15/2024	£5,332,243	7,160,503	7,201,196
R&F International Sub 2 Ltd.	Term Loan, Mezzanine	(3) (4) (5) (6) (14)	Professional Services	SONIA + 1303	18.22%	6/13/2026	£28,999,545	36,249,879	38,130,062
RXR Atlas Mezz, LLC`	Term Loan, Mezzanine	(4) (5) (14)	Real Estate Management & Development	SOFR + 1000	15.34%	8/25/2025	5,000,000	4,960,599	4,987,500
SonicWall US Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 750	13.04%	5/18/2026	1,500,000	1,444,600	1,365,000
TruGreen Limited Partnership	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 850	14.07%	11/2/2028	2,000,000	1,972,872	1,875,303
Zippy Shell Incorporated	Delayed Draw Term Loan	(5)	Commercial Services & Supplies	13.00%	13.00%	11/2/2025	600,000	591,022	612,000
Zippy Shell Incorporated	Term Loan	(2) (3) (5)	Commercial Services & Supplies	13.00%	13.00%	11/2/2025	2,400,000	2,362,414	2,448,000
Second Lien Debt Total (Cost of $201,498,269)								$201,498,269	$204,217,407
Corporate Loans Total (Cost of $2,309,006,748)								$2,309,006,748	$2,307,813,076

Investments—Collateralized Loan Obligations (22.8%)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
522 Funding CLO Ltd.	Series 2019-5A, Class DR	(4) (5) (7)	SOFR + 325	8.56%	4/15/2035	$8,100,000	$7,328,209	$7,856,611
522 Funding CLO Ltd.	Series 2019-5A,Class ER	(4) (5) (7)	SOFR + 676	12.07%	4/15/2035	1,400,000	1,247,930	1,325,706
720 East CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7)	SOFR + 515	10.55%	10/15/2036	2,000,000	2,000,000	2,028,446
ABPCI Direct Lending Fund CLO Ltd.	Series 2019-5A, Class CRR	(4) (5) (7)	SOFR + 575	11.08%	1/20/2036	5,275,000	5,275,000	5,273,834
AGL CLO 1 Ltd.	Series 2019-1A, Class ER	(2) (4) (5) (7) (13)	SOFR + 650	12.09%	10/20/2034	5,500,000	5,165,882	5,303,837
AGL CLO 19 Ltd	Series 2022-19A, Class E	(2) (4) (5) (7)	SOFR + 801	13.33%	7/21/2035	6,050,000	5,887,973	6,066,855
AGL CLO 5 Ltd	Series 2020-5A, Class ER	(2) (4) (5) (7) (13)	SOFR + 645	12.03%	7/20/2034	2,000,000	1,820,577	1,999,932
AGL CLO Ltd.	Series 2020-9A, Class E	(2) (4) (5) (7) (13)	SOFR + 726	12.84%	1/20/2034	1,000,000	984,361	1,000,181
AGL CLO Ltd.	Series 2022-20A, Class E	(2) (4) (5) (7)	SOFR + 836	13.68%	7/20/2035	2,700,000	2,608,787	2,713,773
Aimco CLO 20 Ltd	Series 2023-20A, Class E	(4) (5) (7)	SOFR + 700	12.36%	10/16/2036	6,000,000	6,000,000	6,085,080
Allegany Park CLO Ltd	Series 2019-1A, Class ER	(4) (5) (7)	SOFR + 640	11.72%	1/20/2035	1,500,000	1,412,927	1,474,758
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(2) (4) (5) (7) (13)	SOFR + 646	12.04%	4/15/2034	4,000,000	3,968,460	3,865,244
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(4) (5) (7) (12)			10/20/2034	8,830,000	6,647,776	4,606,750
Anchorage Capital CLO Ltd.	Series 2016-8A, Class DR2	(4) (5) (7) (13)	SOFR + 360	9.18%	10/27/2034	3,100,000	2,992,027	3,099,820
Anchorage Capital CLO Ltd.	Series 2019-13A, Class ER	(2) (4) (5) (7) (13)	SOFR + 670	12.27%	4/15/2034	6,400,000	6,311,363	6,256,026
Antares CLO Ltd.	Series 2017-1A, Class DR	(4) (5) (7) (13)	SOFR + 365	9.23%	4/20/2033	5,000,000	4,688,655	4,891,060
Antares CLO Ltd.	Series 2017-2A, Class DR	(4) (5) (7) (13)	SOFR + 375	9.33%	10/20/2033	2,000,000	1,913,237	1,945,974
Apidos CLO Ltd.	Series 2012-11A, Class ER3	(4) (5) (7) (13)	SOFR + 657	12.15%	4/17/2034	1,528,500	1,357,002	1,528,558
Apidos CLO Ltd.	Series 2023-45A, Class E	(4) (5) (7)	SOFR + 840	13.72%	4/26/2036	2,470,000	2,423,250	2,530,898

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Collateralized Loan Obligations (22.8%)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Arbour CLO IX DAC	Series 9X, Class E	(4) (5) (16)	EURIBOR + 579	9.73%	4/15/2034	€2,337,000	2,184,147	2,399,049
Ares CLO Ltd.	Series 2021-60A, Class SUB	(4) (5) (7) (12)			7/18/2034	6,500,000	4,675,538	3,995,090
Ares CLO Ltd.	Series 2022-66A, Class DR	(4) (5) (7)	SOFR + 500	10.32%	7/25/2036	6,750,000	6,750,000	6,818,911
Ares CLO Ltd.	Series 2017-43A, Class ER	(4) (5) (7) (13)	SOFR + 686	12.44%	7/15/2034	7,333,334	6,937,791	7,229,633
Audax Senior Debt CLO, LLC	Series 2024-9A, Class D	(4) (5) (7)	SOFR + 520	10.50%	4/20/2036	5,000,000	5,000,000	5,004,050
Avoca CLO XXVIII DAC	Series 28A, Class E	(4) (5) (7)	EURIBOR + 736	11.30%	4/15/2037	€1,350,000	1,366,051	1,465,901
Babson CLO Ltd.	Series 2017-1A, Class F	(2) (4) (5) (7) (13)	SOFR + 745	13.01%	7/18/2029	2,500,000	2,474,401	2,334,538
Babson CLO Ltd.	Series 2019-2A, Class DR	(4) (5) (7) (13)	SOFR + 678	12.36%	4/15/2036	1,600,000	1,444,085	1,566,925
Babson CLO Ltd.	Series 2020-1A, Class ER	(4) (5) (7) (13)	SOFR + 665	12.23%	10/15/2036	1,600,000	1,462,269	1,572,072
Babson CLO Ltd.	Series 2021-3A, Class SUB	(4) (5) (7) (12)			1/18/2035	14,100,000	10,192,073	7,345,634
Babson CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7)	SOFR + 840	13.72%	10/20/2034	1,333,334	1,242,606	1,340,622
Bain Capital Credit CLO Ltd.	Series 2022-3A, Class E	(2) (4) (5) (7)	SOFR + 735	12.67%	7/17/2035	4,250,000	4,150,137	4,166,334
Bain Capital Euro CLO 2022-1 DAC	Series 2022-1X, Class E	(2) (4) (5) (16)	EURIBOR + 699	10.89%	10/19/2034	€2,000,000	2,135,095	2,158,328
Ballyrock CLO Ltd.	Series 2022-21A, Class D	(4) (5) (7)	SOFR + 876	14.08%	10/20/2035	1,000,000	963,395	1,011,253
Ballyrock CLO Ltd.	Series 2023-24A, Class D	(4) (5) (7)	SOFR + 837	13.68%	7/15/2036	3,350,000	3,326,229	3,425,047
Bardin Hill CLO Ltd.	Series 2021-2A, Class D	(4) (5) (7) (13)	SOFR + 336	8.95%	10/25/2034	2,000,000	1,805,857	1,960,088
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7)	SOFR + 640	11.73%	1/20/2036	2,750,000	2,750,000	2,805,886
Barings Private Credit CLO Ltd	Series 2023-1A, Class C	(4) (5) (7)	SOFR + 635	11.66%	7/15/2031	2,000,000	2,000,000	2,007,128
Battalion CLO Ltd.	Series 2021-19A, Class D	(4) (5) (7) (13)	SOFR + 325	8.83%	4/15/2034	2,500,000	2,220,659	2,437,300
Battalion CLO Ltd.	Series 2017-11A, Class ER	(2) (4) (5) (7) (13)	SOFR + 685	12.43%	4/24/2034	3,000,000	2,975,768	2,725,260
BCC Middle Market CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 665	12.07%	7/20/2035	3,350,000	3,350,000	3,413,539
Benefit Street Partners CLO Ltd.	Series 2016-10A, Class DRR	(2) (4) (5) (7) (13)	SOFR + 675	12.33%	4/20/2034	3,500,000	3,444,270	3,509,349
Benefit Street Partners CLO Ltd.	Series 2019-19A, Class E	(4) (5) (7) (13)	SOFR + 702	12.60%	1/15/2033	2,690,000	2,511,229	2,695,536
Benefit Street Partners CLO Ltd.	Series 2022-29A, Class E	(4) (5) (7)	SOFR + 781	13.13%	1/25/2036	1,666,667	1,651,188	1,683,705
Benefit Street Partners CLO Ltd.	Series 2022-27A, Class E	(2) (4) (5) (7)	SOFR + 812	13.44%	7/20/2035	3,734,483	3,566,709	3,761,364
Benefit Street Partners CLO Ltd.	Series 2023-32A, Class E	(4) (5) (7)	SOFR + 735	12.71%	10/25/2036	4,000,000	4,000,000	4,036,584
Benefit Street Partners CLO Ltd.	Series 2024-34A, Class E	(4) (5) (7)	SOFR + 670	12.03%	7/25/2037	4,000,000	4,000,000	4,000,712
Birch Grove CLO Ltd	Series 2022-4A, Class D	(4) (5) (7)	SOFR + 386	9.17%	4/15/2034	2,250,000	2,168,636	2,250,052
Birch Grove CLO Ltd.	Series 2023-6A, Class D	(4) (5) (7)	SOFR + 583	11.15%	7/20/2035	5,000,000	4,953,026	5,137,500
BlackRock European CLO DAC	Series 14A, Class E	(4) (5) (7)	EURIBOR + 767	11.61%	7/15/2036	€1,150,000	1,195,305	1,261,043
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16)			7/16/2031	€2,750,000	1,330,297	957,033
BlueMountain CLO Ltd.	Series 2019-24A, Class ER	(2) (4) (5) (7) (13)	SOFR + 684	12.43%	4/20/2034	4,000,000	3,996,784	3,736,196
BlueMountain CLO Ltd.	Series 2019-25A, Class ER	(2) (4) (5) (7) (13)	SOFR + 725	12.83%	7/15/2036	5,725,000	5,706,234	5,489,834
BlueMountain CLO Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13)	SOFR + 653	12.10%	4/19/2034	735,000	641,219	716,604
BlueMountain CLO Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			11/20/2034	5,900,000	4,443,389	3,254,152
Brightwood Capital MM CLO Ltd	Series 2023-1A, Class C	(4) (5) (7)	SOFR + 480	10.16%	10/15/2035	2,900,000	2,853,497	2,962,811
Bryant Park Funding Ltd	Series 2023-21A, Class D	(4) (5) (7)	SOFR + 545	10.94%	10/18/2036	4,800,000	4,800,000	4,873,512
Buckhorn Park CLO Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			7/18/2034	14,400,000	10,351,978	8,016,139

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Collateralized Loan Obligations (22.8%)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(2) (4) (5) (7) (13)	SOFR + 711	12.69%	7/17/2034	4,000,000	3,967,183	3,727,356
CBAM 2021-15 LLC	Series 2021-15A, Class SUB	(4) (5) (7) (12)			1/15/2036	11,267,262	7,959,159	5,287,975
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	17,821,729	12,831,411	10,221,479
Cent CLO Ltd	Series 2020-29A, Class D1R	(4) (5) (7) (13)	SOFR + 360	9.18%	10/20/2034	3,900,000	3,702,612	3,873,780
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (16)	EURIBOR + 597	9.86%	8/18/2035	€2,845,000	2,751,190	3,015,265
CIFC Funding Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			4/20/2034	5,952,500	2,717,843	1,896,869
CIFC Funding Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13)	SOFR + 659	12.17%	4/17/2034	2,850,000	2,832,689	2,850,493
CIFC Funding Ltd.	Series 2020-4A, Class E	(4) (5) (7) (13)	SOFR + 685	12.43%	1/15/2034	2,400,000	2,377,764	2,400,343
CIFC Funding Ltd.	Series 2021-3A, Class E1	(4) (5) (7) (13)	SOFR + 640	11.98%	7/15/2036	1,500,000	1,474,585	1,499,948
CIFC Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 715	12.52%	10/15/2037	6,000,000	6,000,000	6,105,204
CIFC Funding Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 765	12.97%	1/20/2037	7,000,000	7,000,000	7,091,063
CIFC Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 640	11.73%	4/22/2037	5,650,000	5,650,000	5,651,017
Clover CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13)	SOFR + 660	12.18%	4/22/2034	3,000,000	3,000,000	2,967,387
Crown Point CLO Ltd.	Series 2021-10A, Class E	(2) (4) (5) (7) (13)	SOFR + 685	12.43%	7/20/2034	3,000,000	2,926,197	2,895,582
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13)	SOFR + 713	12.71%	10/20/2034	3,462,500	3,027,313	3,390,733
Crown Point CLO Ltd.	Series 2020-9A, Class DR	(4) (5) (7) (13)	SOFR + 375	9.32%	7/14/2034	2,000,000	1,841,387	2,000,142
CVC Cordatus Loan Fund XXII DAC	Series 22X, Class E	(4) (5) (16)	EURIBOR + 616	10.10%	12/15/2034	€1,550,000	1,537,760	1,622,564
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class E	(4) (5) (7)	EURIBOR + 835	12.29%	4/15/2035	€2,125,000	2,212,663	2,390,833
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,190,750	—	109,343
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,190,750	—	255,077
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,190,750	5,836,034	6,200,658
Davis Park CLO Ltd.	Series 2022-1A, Class E	(2) (4) (5) (7)	SOFR + 695	12.27%	4/20/2035	5,000,000	5,000,000	5,000,915
Dryden Senior Loan Fund CLO Ltd.	Series 2021-95A, Class SUB	(4) (5) (7) (12)			8/20/2034	4,915,323	3,609,489	2,770,698
Dryden Senior Loan Fund CLO Ltd.	Series 2022-106A, Class E	(4) (5) (7)	SOFR + 887	14.18%	10/15/2035	1,333,334	1,284,415	1,348,242
Elevation CLO Ltd.	Series 2021-13A, Class E	(2) (4) (5) (7) (13)	SOFR + 695	12.53%	7/15/2034	3,000,000	2,950,930	2,759,760
Elmwood CLO 22 Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 765	12.97%	4/17/2036	3,350,000	3,350,000	3,407,908
Elmwood CLO III Ltd	Series 2019-3A, Class ER	(4) (5) (7) (13)	SOFR + 650	12.08%	10/20/2034	2,650,000	2,639,296	2,649,597
Empower CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7)	SOFR + 855	13.87%	10/20/2034	1,000,000	954,886	1,016,843
Empower CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 822	13.54%	4/25/2036	2,470,000	2,452,571	2,503,641
Empower CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7)	SOFR + 540	10.71%	7/15/2036	2,000,000	2,000,000	2,005,526
Empower CLO Ltd.	Series 2024-1A, Class D1	(4) (5) (7)	SOFR + 375	9.06%	4/25/2037	14,000,000	14,000,000	14,068,502
Flatiron CLO Ltd	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 600	11.57%	7/19/2034	3,750,000	3,648,306	3,749,700
Generate CLO 8 Ltd.	Series 8A, Class ER	(4) (5) (7) (13)	SOFR + 695	12.53%	10/20/2034	2,820,000	2,620,238	2,820,020
Glenbrook Park CLO DAC	Series 1A, Class E	(4) (5) (7)	EURIBOR + 758	11.55%	7/21/2036	€2,750,000	2,786,683	3,000,570
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class E	(2) (4) (5) (7) (13)	SOFR + 670	12.28%	7/20/2034	4,000,000	3,967,405	3,999,920
Golub Capital Partners CLO Ltd.	Series 2023-68A, Class D	(4) (5) (7)	SOFR + 545	10.77%	7/25/2036	6,750,000	6,750,000	6,880,396
Golub Capital Partners CLO Ltd.	Series 2021-54A, Class D	(4) (5) (7) (13)	SOFR + 385	9.38%	8/5/2033	3,750,000	3,579,488	3,665,415
Golub Capital Partners CLO Ltd.	Series 2013-16A, Class DR2	(4) (5) (7) (13)	SOFR + 400	9.59%	7/25/2033	2,000,000	1,931,686	1,986,696

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Collateralized Loan Obligations (22.8%)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Golub Capital Partners CLO Ltd.	Series 2019-42RA, Class DR	(4) (5) (7)	SOFR + 610	11.42%	1/20/2036	4,800,000	4,800,000	4,880,218
Golub Capital Partners CLO Ltd.	Series 2024-71A, Class D	(4) (5) (7)	SOFR + 510	10.42%	2/9/2037	7,500,000	7,500,000	7,497,720
Halseypoint CLO Ltd.	Series 2023-7A, Class D	(4) (5) (7)	SOFR + 584	11.16%	7/20/2036	3,100,000	3,070,714	3,183,517
Henley Funding Ltd.	Series 7X, Class E	(2) (4) (5) (16)	EURIBOR + 714	11.09%	4/25/2034	€2,000,000	2,145,768	2,165,075
HPS Loan Management Ltd.	Series 2023-18A, Class D	(4) (5) (7)	SOFR + 575	11.07%	7/20/2036	3,750,000	3,750,000	3,844,920
HPS Private Credit CLO 2023-1 LLC	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 675	12.06%	7/15/2035	6,000,000	6,000,000	6,119,958
Invesco CLO 2021-1 Ltd	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 646	12.04%	4/15/2034	3,075,000	2,948,758	3,054,954
Invesco CLO Ltd	Series 2023-3A, Class D	(4) (5) (7)	SOFR + 540	10.82%	7/15/2036	3,900,000	3,900,000	3,993,007
Invesco CLO Ltd	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 816	13.58%	7/15/2036	3,000,000	2,953,869	3,080,217
Invesco U.S. CLO 2024-1 Ltd	Series 2024-1RA, Class D2R	(4) (5) (7)	SOFR + 550	10.82%	4/15/2037	10,000,000	10,000,000	9,999,330
Ivy Hill Middle Market Credit Fund XXI Ltd.	Series 21A, Class D	(4) (5) (7)	SOFR + 640	11.70%	7/18/2035	2,000,000	2,000,000	2,037,444
Ivy Hill Middle Market Credit Fund XXII Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7)	SOFR + 505	10.25%	4/20/2036	2,500,000	2,500,000	2,499,168
Katayma CLO I Ltd	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 525	10.57%	10/20/2036	2,000,000	2,000,000	2,028,652
KKR Financial CLO Ltd	Series 44A, Class D	(4) (5) (7)	SOFR + 500	10.31%	1/20/2036	5,000,000	5,000,000	5,070,300
KKR Financial CLO Ltd.	Series 10, Class ER	(2) (4) (5) (7) (13)	SOFR + 650	12.09%	9/15/2029	3,000,000	2,972,363	3,001,908
KKR Financial CLO Ltd.	Series 2021-36A, Class SUB	(4) (5) (7) (12)			10/15/2034	8,600,000	6,281,591	5,501,361
KKR Financial CLO Ltd.	Series 2023-46A, Class E	(4) (5) (7)	SOFR + 821	13.53%	4/20/2035	2,100,000	2,070,857	2,102,384
KKR Financial CLO Ltd.	Series 2023-52A, Class E	(4) (5) (7)	SOFR + 881	14.12%	7/16/2036	1,000,000	976,271	1,026,153
KKR Financial CLO Ltd.	Series 28A, Class ER	(4) (5) (7)	SOFR + 714	12.72%	2/9/2035	6,800,000	6,766,578	6,794,920
KKR Financial CLO Ltd.	Series 35A, Class E	(4) (5) (7) (13)	SOFR + 682	12.40%	10/20/2034	1,500,000	1,381,665	1,503,777
Madison Park Euro Funding IX DAC	Series 9X, Class ER	(4) (5) (16)	EURIBOR + 611	10.05%	7/15/2035	€5,725,000	5,516,143	5,965,139
Madison Park Funding Ltd.	Series 2018-32A, Class ER	(4) (5) (7) (13)	SOFR + 620	11.78%	1/22/2031	1,800,000	1,676,165	1,799,825
Madison Park Funding Ltd.	Series 2020-47A, Class DR	(4) (5) (7)	SOFR + 364	9.22%	4/19/2037	5,000,000	5,000,000	5,008,240
Madison Park Funding Ltd.	Series 2020-47A, Class ER	(4) (5) (7)	SOFR + 639	11.97%	4/19/2037	5,000,000	5,000,000	4,999,495
Madison Park Funding Ltd.	Series 2022-54A, Class E1	(4) (5) (7)	SOFR + 895	14.27%	10/21/2034	750,000	729,593	761,849
Madison Park Funding Ltd.	Series 2023-63A, Class E	(4) (5) (7)	SOFR + 857	13.98%	4/21/2035	6,000,000	5,858,458	6,141,066
Madison Park Funding Ltd.	Series 2023-63A, Class D	(4) (5) (7)	SOFR + 550	10.91%	4/21/2035	3,500,000	3,500,000	3,571,502
Madison Park Funding Ltd.	Series 2024-58A, Class E	(4) (5) (7)	SOFR + 665	11.97%	4/25/2037	6,000,000	6,000,000	6,000,000
Madison Park Funding Ltd.	Series 2022-55A, Class E	(2) (4) (5) (7)	SOFR + 817	13.47%	7/18/2035	5,818,182	5,713,934	5,899,305
Madison Park Funding Ltd.	Series 2015-17A, Class SUB	(4) (5) (7) (12)			7/21/2030	24,315,250	6,632,114	3,635,057
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13)	SOFR + 711	12.69%	4/23/2034	2,500,000	2,479,735	2,406,318
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(2) (4) (5) (7) (13)	SOFR + 720	12.78%	10/17/2034	4,000,000	3,933,222	3,652,884
MidOcean Credit CLO Ltd	Series 2023-13A, Class D	(4) (5) (7)	SOFR + 509	10.42%	1/21/2037	3,850,000	3,813,469	3,916,794
MidOcean Credit CLO Ltd	Series 2024-14A, Class SUB	(4) (5) (7) (12)			4/15/2037	3,375,000	2,409,796	2,406,486
Morgan Stanley Eaton Vance CLO 2022-18 Ltd.	Series 2022-18A, Class D	(4) (5) (7)	SOFR + 500	10.32%	10/20/2035	4,000,000	3,976,584	4,026,152
Neuberger Berman CLO Ltd	Series 2015-20A, Class ERP	(4) (5) (7) (13)	SOFR + 650	12.08%	7/15/2034	1,000,000	910,778	999,861
Neuberger Berman CLO Ltd	Series 2022-49A, Class E	(4) (5) (7)	SOFR + 700	12.32%	7/25/2034	480,000	462,352	480,129

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Collateralized Loan Obligations (22.8%)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.	Series 2023-1A, Class D1	(4) (5) (7)	SOFR + 500	10.32%	10/25/2036	3,850,000	3,812,852	3,905,817
Oak Hill Credit Partners X-R Ltd.	Series 2014-10RA, Class ER	(4) (5) (7) (13)	SOFR + 625	11.83%	4/20/2034	1,500,000	1,472,628	1,499,769
OCP CLO Ltd.	Series 2023-28A, Class D	(4) (5) (7)	SOFR + 535	10.66%	7/16/2036	5,062,500	5,062,500	5,146,163
Octagon 70 Alto Ltd	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 409	9.46%	10/20/2036	4,850,000	4,730,819	4,872,441
Octagon 70 Alto Ltd	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 666	12.03%	10/20/2036	1,575,000	1,508,960	1,513,838
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			1/20/2035	22,500,000	14,255,916	9,281,248
Octagon Investment Partners 44 Ltd.	Series 2019-1A, Class ER	(2) (4) (5) (7) (13)	SOFR + 675	12.33%	10/15/2034	6,425,000	6,329,033	5,692,974
Octagon Investment Partners 58 Ltd.	Series 2022-1A, Class E	(2) (4) (5) (7)	SOFR + 720	12.51%	7/15/2037	9,500,000	9,500,000	9,313,192
OFSI Fund Ltd.	Series 2023-12A, Class E	(4) (5) (7)	SOFR + 885	14.17%	1/20/2035	350,000	343,552	354,281
OHA Credit Funding 15 Ltd.	Series 2023-15A, Class E	(4) (5) (7)	SOFR + 800	13.32%	4/20/2035	2,450,000	2,450,000	2,501,585
OHA Credit Funding 16 Ltd	Series 2023-16A, Class E	(4) (5) (7)	SOFR + 675	12.11%	10/20/2036	8,000,000	8,000,000	8,100,648
Palmer Square CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7)	SOFR + 635	11.67%	4/20/2035	2,000,000	1,997,559	1,999,670
Palmer Square CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 783	13.19%	1/20/2037	3,500,000	3,466,868	3,629,734
Palmer Square CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7)	SOFR + 858	13.90%	10/20/2035	2,666,667	2,543,653	2,720,891
Palmer Square CLO Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 824	13.56%	4/20/2036	2,820,000	2,779,776	2,884,739
Palmer Square European CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7)	EURIBOR + 759	11.53%	7/15/2036	€1,150,000	1,195,036	1,274,800
Providus CLO DAC	Series 7X, Class E	(2) (4) (5) (16)	EURIBOR + 769	11.63%	7/15/2036	€2,250,000	2,256,034	2,449,973
Regatta VI Funding Ltd.	Series 2016-1A, Class ER2	(2) (4) (5) (7) (13)	SOFR + 675	12.33%	4/20/2034	2,500,000	2,301,550	2,500,158
Regatta XXIII Funding Ltd.	Series 2021-4A, Class E	(2) (4) (5) (7) (13)	SOFR + 670	12.28%	1/20/2035	5,000,000	4,824,269	4,999,335
Regatta XXV Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 841	13.72%	7/15/2036	4,250,000	4,169,491	4,373,913
Regatta XXVI Funding Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 790	13.13%	1/25/2037	6,000,000	5,886,474	6,150,552
Regatta XXVIII Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 700	14.00%	4/25/2037	5,000,000	5,000,000	5,000,880
Rockford Tower CLO Ltd	Series 2021-3A, Class D	(4) (5) (7) (13)	SOFR + 325	8.83%	10/20/2034	5,500,000	5,202,924	5,337,194
Rockford Tower CLO Ltd	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 532	10.67%	1/20/2036	4,300,000	4,260,306	4,413,868
RR Ltd.	Series 2021-16A, Class D	(4) (5) (7) (13)	SOFR + 625	11.83%	7/15/2036	2,825,000	2,572,462	2,727,100
RR Ltd.	Series 2023-26A, Class D	(4) (5) (7)	SOFR + 825	13.56%	4/15/2038	2,750,000	2,729,757	2,795,744
Silver Point CLO, Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 899	14.31%	4/20/2035	1,150,000	1,106,873	1,174,025
Sixth Street CLO Ltd	Series 2023-23A, Class E	(4) (5) (7)	SOFR + 705	12.42%	10/23/2036	4,000,000	4,000,000	4,066,552
Sound Point CLO Ltd.	Series 2021-1A, Class D	(4) (5) (7) (13)	SOFR + 350	9.09%	4/25/2034	3,000,000	2,714,071	2,884,515
Sound Point CLO Ltd.	Series 2023-36A, Class D	(4) (5) (7)	SOFR + 570	11.02%	7/26/2036	3,000,000	3,000,000	3,062,367
Sound Point CLO Ltd.	Series 2023-37A, Class D	(4) (5) (7)	SOFR + 555	10.87%	1/29/2037	4,800,000	4,800,000	4,838,746
Sound Point CLO Ltd.	Series 2019-2A, Class ER	(2) (4) (5) (7) (13)	SOFR + 647	12.05%	7/15/2034	3,000,000	2,951,396	2,665,989
Sound Point CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13)	SOFR + 685	12.44%	4/25/2034	4,000,000	3,935,208	3,704,200
Sound Point CLO Ltd.	Series 2021-3A, Class D	(4) (5) (7) (13)	SOFR + 325	8.84%	10/25/2034	5,000,000	4,488,082	4,724,355
Symphony CLO Ltd.	Series 2023-30A, Class D	(4) (5) (7)	SOFR + 585	11.17%	4/20/2035	4,000,000	4,000,000	4,022,740
Symphony CLO Ltd.	Series 2021-25A, Class E	(2) (4) (5) (7) (13)	SOFR + 650	12.07%	4/19/2034	3,458,334	3,086,064	3,320,077
Symphony CLO Ltd.	Series 2021-26A, Class ER	(2) (4) (5) (7) (13)	SOFR + 750	13.08%	4/20/2033	3,500,000	3,500,000	3,399,673

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Collateralized Loan Obligations (22.8%)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Symphony CLO Ltd.	Series 2022-33A, Class E	(2) (4) (5) (7)	SOFR + 710	12.42%	4/24/2035	5,000,000	5,000,000	4,840,255
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7)	SOFR + 670	11.99%	4/25/2037	4,700,000	4,700,000	4,700,000
TICP CLO XII Ltd.	Series 2018-12A, Class ER	(4) (5) (7)	SOFR + 625	11.83%	7/15/2034	987,500	987,805	983,354
Tikehau CLO IX DAC	Series 9A, Class E	(4) (5) (7)	EURIBOR + 691	10.88%	4/20/2036	€2,130,000	2,064,566	2,307,668
Trimaran Cavu Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13)	SOFR + 650	12.08%	4/23/2032	3,000,000	2,934,163	2,976,915
Trinitas CLO Ltd.	Series 2019-10A, Class DR	(4) (5) (7)	SOFR + 360	8.92%	1/15/2035	5,600,000	5,051,798	5,433,198
Trinitas CLO Ltd.	Series 2020-12A, Class D	(4) (5) (7) (13)	SOFR + 400	9.59%	4/25/2033	4,150,000	3,981,564	4,155,910
Trinitas CLO Ltd.	Series 2023-23A, Class D	(4) (5) (7)	SOFR + 535	10.67%	10/20/2036	2,000,000	2,000,000	2,037,820
Trinitas Euro CLO IV DAC	Series 4A, Class E	(4) (5) (7)	EURIBOR + 711	11.01%	5/15/2038	€1,400,000	1,395,998	1,537,649
Venture CLO Ltd.	Series 2022-45A, Class E	(2) (4) (5) (7)	SOFR + 770	13.02%	7/20/2035	10,000,000	9,778,838	8,397,000
Voya CLO Ltd.	Series 2020-2A, Class ER	(4) (5) (7)	SOFR + 640	11.97%	7/19/2034	1,000,000	974,433	990,191
Voya CLO Ltd.	Series 2020-3A, Class SUB	(4) (5) (7) (12)			10/20/2031	5,450,000	4,046,973	3,758,361
Voya CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (13)	SOFR + 660	12.18%	10/20/2034	1,000,000	897,406	999,821
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (16)	EURIBOR + 581	9.75%	4/15/2035	€1,416,000	1,364,889	1,471,646
Voya Euro CLO VI DAC	Series 6A, Class E	(4) (5) (7)	EURIBOR + 720	11.14%	4/15/2037	€2,500,000	2,521,849	2,696,860
Wellfleet CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13)	SOFR + 661	12.19%	4/20/2034	5,000,000	4,941,674	4,749,745
Wellfleet CLO Ltd.	Series 2021-2A, Class E	(2) (4) (5) (7) (13)	SOFR + 696	12.54%	7/15/2034	6,875,000	6,760,053	6,324,491
Wellington Management CLO 1 Ltd	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 485	10.17%	10/20/2036	3,150,000	3,150,000	3,176,996
Wind River CLO Ltd.	Series 2017-3A, Class DR	(4) (5) (7) (13)	SOFR + 385	9.43%	4/15/2035	4,300,000	4,114,123	4,228,340
Wind River CLO Ltd.	Series 2019-3A, Class SUB	(4) (5) (7) (12)			4/15/2031	17,900,000	11,158,896	5,808,239
Wind River CLO Ltd.	Series 2021-4A, Class SUB	(4) (5) (7) (12)			1/20/2035	4,814,180	3,453,967	2,130,422
Wind River CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 633	11.65%	4/25/2036	5,500,000	5,448,490	5,604,098
Wind River CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 852	13.84%	4/25/2036	1,150,000	1,106,617	1,167,497
Collateralized Loan Obligations Total (Cost of $720,923,453)							$720,923,453	$699,300,824

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Asset-Backed Securities (5.7%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media: Advertising, Printing & Publishing	11.71%	11.71%	7/15/2053	$10,000,000	$9,999,911	$10,244,001
CSS PL 2023-1 Trust	Series 2023-1, Class SUB	(5) (19)	Diversified Investment Vehicles				9,531,000	8,619,186	8,466,387
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 1175	17.06%	11/28/2032	2,000,000	2,000,000	2,085,000
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class B	(5) (7)	Diversified Investment Vehicles	8.46%	8.46%	2/20/2029	15,572,000	15,569,810	15,495,428
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class D	(5) (7)	Diversified Investment Vehicles	14.80%	14.80%	2/20/2029	14,428,000	14,426,122	14,357,407
MNR ABS Issuer I, LLC	Series 2023-1, Class A-1	(5) (7)	Energy: Oil & Gas	8.12%	8.12%	12/15/2038	9,580,751	9,580,751	9,580,751
MNR ABS Issuer I, LLC	Series 2023-1, Class A-2	(5) (7)	Energy: Oil & Gas	8.95%	8.95%	12/15/2038	9,739,800	9,739,800	9,739,800
MNR ABS Issuer I, LLC	Series 2023-1, Class B	(5) (7)	Energy: Oil & Gas	12.44%	12.44%	12/15/2038	9,620,610	9,620,611	9,620,610
SMB Private Education Loan Trust	Series 2024-A, Class R	(5) (7) (19)	Diversified Investment Vehicles			3/15/2056	52,100	44,285,000	44,285,000
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class A2	(5) (7)	High Tech Industries	8.05%	8.05%	11/22/2033	7,196,000	7,195,646	7,199,925
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class B	(5) (7)	High Tech Industries	8.99%	8.99%	11/22/2033	7,010,000	7,009,916	7,009,364
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class C	(5) (7)	High Tech Industries	11.70%	11.70%	11/22/2033	4,591,000	4,590,844	4,587,586
VCP RRL ABS Ltd.	Series 2024-1A, Class B	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 320	8.53%	4/20/2034	7,150,000	7,150,000	7,151,258
VCP RRL ABS Ltd.	Series 2024-1A, Class C	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 550	10.83%	4/20/2034	16,100,000	16,100,000	16,102,834
VCP RRL ABS Ltd.	Series 2024-1A, Class D	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 700	12.33%	4/20/2034	8,900,000	8,900,000	8,901,566
Asset-Backed Securities Total (Cost of $174,787,597)								$174,787,597	$174,826,917

Investments—Common Stock (0.3%)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	(3) (5) (9) (10)	Banking, Finance, Insurance & Real Estate	5/11/2022	163	$250,000	$319,073
Buckeye Parent, LLC	(5) (9) (10)	Automotives	12/22/2021	221,234	221,234	11,122
Cobham Ultra 1 CY S.C.A.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	3,263,608	32,636	44,059
Cobham Ultra S.à r.l.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	7,695	9,376	13,180
Cordstrap Holding B.V.	(3) (5) (9) (10)	Transportation	5/12/2022	424,234	440,079	3,135,026
Dwyer Instruments, Inc.	(5) (9) (10)	Capital Equipment	7/21/2021	5,454	51,950	141,014
Internap Holding, LLC	(3) (5) (9) (10)	High Tech Industries	7/31/2023	352,994	114,299	—
iQOR US, Inc.	(3) (5) (9) (10)	Professional Services	11/27/2020	55,976	713,694	51,330
KRE HYOD Owner, LLC	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	9/22/2021	108,906	108,906	114,352
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	9,881	988,143	455,808
Primetech Holdco S.a.r.l.	(5) (9) (10)	Insurance	7/28/2022	331	1,957,395	2,031,407
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5,232	523,244	515,479
Sinch AB	(9)	High Tech Industries	2/25/2022	5,304	—	13,307
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200,000	—	739,418

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Common Stock (0.3%)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	678,938	970,874	1,054,083
Wineshipping.Com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	702	61,332	38,983
WP Summit Co. Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	151,515	151,515	201,862
Common Stock Total (Cost of $6,594,677)					$6,594,677	$8,879,503

Investments—Corporate Bonds (9.0%)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Secured (6.6%)
Air Canada Pass Through Trust	(2) (3) (7)	Aerospace & Defense	9.00%	9.00%	10/1/2025	$711,555	$711,555	$725,530
Athena S.p.A	(3) (5) (8)	Entertainment	8.75% PIK	8.75%	4/12/2027	€30,033,987	31,578,989	32,240,153
British Airways Pass Through Trust	(2) (3) (7)	Aerospace & Defense	8.38%	8.38%	11/15/2028	379,231	379,231	389,013
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	14.35%	12/22/2025	€2,812,626	3,359,423	2,905,439
Cartitalia S.p.A	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	14.35%	12/22/2025	€2,278,076	2,713,822	2,353,250
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329,000	9,189,403	10,843,978
Cobham Ultra PikCo S.a.r.l.	(3) (4) (5) (8) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 825	13.78%	8/4/2031	13,139,576	12,910,544	13,139,577
Cobham Ultra Sunco S.a.r.l	(2) (3) (4) (5) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 725	12.78%	8/4/2030	23,131,000	22,650,982	23,015,345
Constellation Automotive Financing PLC	(3) (7)	Specialty Retail	4.88%	4.88%	7/15/2027	£2,490,000	2,672,173	2,573,129
Fideicomiso Fiduoccidente - Acciones TCBuen	(5) (8)	Banking, Finance, Insurance & Real Estate	9.45%	9.45%	12/30/2029	11,000,000	10,911,193	11,000,000
GasLog Ltd.	(3) (5)	Energy: Oil & Gas	7.75%	7.75%	3/21/2029	23,076,923	22,951,108	23,019,231
GoTo Group, Inc.	(3) (7)	Software	5.50%	5.50%	9/1/2027	3,600,000	2,988,646	3,089,328
Grec II CWF, LLC	(3) (5)	Independent Power and Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820,000	8,722,177	8,621,550
ION Trading Technologies S.a.r.l.	(2) (3) (7)	High Tech Industries	5.75%	5.75%	5/15/2028	3,000,000	2,519,978	2,752,556
NPA 2023 Holdco, LLC	(3) (5) (6)	Independent Power and Renewable Electricity Producers	8.75%	8.75%	10/10/2028	43,374,756	42,865,265	43,374,756
Rackspace Technology Global, Inc.	(2) (3) (7)	High Tech Industries	5.38%	5.38%	12/1/2028	2,000,000	1,751,577	530,000
Team KGK, LLC	(2) (3) (5)	Energy: Oil & Gas	8.25%	8.25%	12/31/2028	9,077,273	9,014,888	8,986,500
Tolentino S.p.A.	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	14.35%	12/22/2025	€1,054,735	1,259,784	1,089,540
Windstream Holdings, Inc.	(2) (3) (7)	Telecommunications	7.75%	7.75%	8/15/2028	7,000,000	6,138,111	6,478,990
Zayo Group Holdings, Inc.	(2) (3) (7)	Telecommunications	4.00%	4.00%	3/1/2027	7,000,000	5,888,546	5,757,500
Secured Total (Cost of $201,177,395)							$201,177,395	$202,885,365

Unsecured (2.4%)
Aretec Escrow Issuer, Inc.	(2) (3) (7)	Banking, Finance, Insurance & Real Estate	7.50%	7.50%	4/1/2029	$9,140,000	$9,231,752	$8,682,794

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Corporate Bonds (9.0%)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CCO Holdings LLC.	(2) (3) (7)	Telecommunications	4.50%	4.50%	6/1/2033	2,000,000	1,636,391	1,562,100
Covanta Holding Corp.	(2) (3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000,000	2,648,395	2,690,813
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800,000	16,800,000	16,800,000
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700,000	15,700,000	15,700,000
Onepoint SAS	(4) (5) (8) (14)	IT Services	EURIBOR + 9.00% PIK	12.93%	11/3/2031	€23,644,578	24,554,810	24,957,168
Rocket Software, Inc.	(2) (3) (7)	Software	6.50%	6.50%	2/15/2029	4,500,000	3,910,092	3,848,625
Unsecured Total (Cost of $74,481,440)							$74,481,440	$74,241,500
Corporate Bonds Total (Cost of $275,658,835)							$275,658,835	$277,126,865

Investments—Preferred Stock (4.0%)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	Series A5	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	6,988	$8,025,955	$7,614,291
Apex Group Ltd.	Series A3	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	894	1,038,266	974,635
Apex Group Ltd.	Series A1	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	1,944	2,256,221	2,118,258
Apex Group Ltd.	Series A1 Liquidation	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	44	17,301	47,782
Apex Group Ltd.	Series A15	(5) (8)	Banking, Finance, Insurance & Real Estate	11.50% PIK	11.50%	4/25/2022	24,903,485	24,403,485	24,467,674
Appriss Health, LLC		(5) (8)	Health Care Providers & Services	11.00% PIK	11.00%	5/6/2021	176	172,115	167,783
Arrowhead GS Holdings, Inc.	Series A	(4) (5) (8) (13) (14)	Trading Companies & Distributors	SOFR + 10.75% PIK	16.09%	10/19/2022	8,569	8,397,666	5,998,104
Blackbird Purchaser, Inc.		(5) (8)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	17,076	16,820,245	16,533,187
Cordstrap Holding B.V.		(3) (4) (5) (8) (14)	Transportation	EURIBOR + 9.61% PIK	13.24%	5/12/2022	3,024,935	3,153,972	3,385,831
Drilling Info Holdings, Inc.	Series B	(5) (8)	Software	13.50% PIK	13.50%	2/11/2020	704,060	1,213,387	1,221,191
Integrity Marketing Acquisition, LLC		(5) (8)	Banking, Finance, Insurance & Real Estate	10.50% PIK	10.50%	12/21/2021	9,494,636	9,344,636	9,174,989
NEFCO Holding Company, LLC	Series A2	(5) (8)	Building Products	8.00% PIK	8.00%	8/5/2022	304	304,238	304,238
PCF Holdco, LLC	Series A	(4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 8.00% PIK	15.00%	2/16/2023	11,499	10,327,279	10,808,893
Propulsion BC Finco S.a.r.l.		(4) (5) (8) (14)	Aerospace & Defense	SOFR + 10.75% PIK	16.16%	9/13/2022	3,674,782,732	35,872,837	37,942,132
Zippy Shell Incorporated	Series A3	(5) (8) (10)	Commercial Services & Supplies	8.00% PIK	8.00%	11/2/2020	40,801	1,052,047	2,209,298
Preferred Stock Total (Cost of $122,399,650)								$122,399,650	$122,968,286

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Investments—Warrant (0.2%)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares / % of Ownership	Cost	Fair Value
CP Developer S.a.r.l.	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	5/21/2021	5/24/2031	9.5%	$2,093,085	$4,161,357
Digital Intelligence Systems, LLC	(5) (9) (10)	Consumer Services	4/2/2021	4/2/2026	145,025	579,130	1,972,340
PCF Holdco, LLC	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	814,339	1,029,369
PCF Holdco, LLC	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	214,516	328,934
Warrant Total (Cost of $3,701,070)						$3,701,070	$7,492,000

Investments—Short Term Investment (10.8%)	Reference Rate & Spread	Interest Rate	Units / Shares	Cost	Fair Value
Fidelity Investments Money Market Government Portfolio	5.26%	5.26%	119,488,199	$119,488,199	$119,488,199
Morgan Stanley Institutional Liquidity Funds: Government Portfolio	5.22%	5.22%	33,763,215	33,763,215	33,763,215
State Street Institutional U.S. Government Money Market Fund	5.26%	5.26%	178,009,574	178,009,574	178,009,574
Short Term Investment Total (Cost of $331,260,988)				$331,260,988	$331,260,988

Total Investments, at Fair Value (Cost of $3,944,333,018) (1)			127.8%		$3,929,668,459
Net Other Assets (Liabilities)			(27.8)%		$(855,227,486)
Net Assets			100.0%		$3,074,440,973

Interest Rate Swaps as of March 31, 2024
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain/ (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000,000	$(1,498,164)	$(1,086,125)
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000,000	(795,508)	(493,827)
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000,000	(3,296,873)	(1,087,787)
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000,000	(101,298)	(440,365)
Total						$200,000,000	$(5,691,843)	$(3,108,104)
Cash Collateral						—	6,002,568	—
Total Interest Rate Swaps						$200,000,000	$310,725	$(3,108,104)

Forward Foreign Currency Contracts as of March 31, 2024
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold	Fair Value	Change in Unrealized Appreciation/ (Depreciation)
Macquarie Bank Limited	4/15/2024	$162,530	€148,619	$2,084	$4,325
Macquarie Bank Limited	4/15/2024	$406,738	£334,213	$(15,128)	$4,319
Macquarie Bank Limited	4/15/2024	$19,224	£15,149	$102	$196
Macquarie Bank Limited	5/14/2024	$706,029	£559,324	$(98)	$(98)
Goldman Sachs & Co. LLC	5/14/2024	$76,387,762	£60,509,951	$(3,979)	$(3,979)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

Forward Foreign Currency Contracts as of March 31, 2024
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold	Fair Value	Change in Unrealized Appreciation/ (Depreciation)
Macquarie Bank Limited	5/14/2024	$39,143,926	£31,010,003	$(5,140)	$(5,140)
Goldman Sachs & Co. LLC	5/14/2024	$5,567,693	€5,152,886	$(1,566)	$(1,566)
Macquarie Bank Limited	5/14/2024	$102,806,740	€95,153,541	$(35,588)	$(35,588)
Macquarie Bank Limited	5/14/2024	$7,096,594	£5,647,681	$(33,410)	$(33,410)
Macquarie Bank Limited	5/14/2024	$2,639,402	£2,100,515	$(12,426)	$(12,426)
Macquarie Bank Limited	5/14/2024	$255,881	£201,823	$1,087	$1,087
Macquarie Bank Limited	7/15/2024	$406,975	£334,051	$(14,896)	$4,103
Macquarie Bank Limited	7/15/2024	$162,224	€149,062	$692	$4,358
Macquarie Bank Limited	7/15/2024	$21,229	£16,729	$102	$205
Macquarie Bank Limited	10/15/2024	$402,722	£330,398	$(14,822)	$3,881
Macquarie Bank Limited	10/15/2024	$160,521	€147,064	$479	$4,308
Macquarie Bank Limited	10/15/2024	$20,323	£16,019	$79	$188
Macquarie Bank Limited	1/15/2025	$395,071	£324,054	$(14,780)	$3,712
Macquarie Bank Limited	1/15/2025	$156,572	€143,105	$114	$4,180
Macquarie Bank Limited	1/15/2025	$20,369	£16,062	$54	$184
Macquarie Bank Limited	4/15/2025	$388,355	£318,663	$(14,921)	$3,568
Macquarie Bank Limited	4/15/2025	$153,386	€139,887	$(206)	$4,062
Macquarie Bank Limited	4/15/2025	$19,806	£15,628	$29	$175
Macquarie Bank Limited	5/5/2025	$42,961,149	€39,834,167	$(815,406)	$1,156,853
Macquarie Bank Limited	7/15/2025	$395,553	£324,703	$(15,596)	$3,571
Macquarie Bank Limited	7/15/2025	$156,322	€142,292	$(560)	$4,133
Macquarie Bank Limited	7/15/2025	$19,548	£15,437	$1	$170
Macquarie Bank Limited	10/15/2025	$16,055,481	£13,246,550	$(727,199)	$143,049
Macquarie Bank Limited	10/15/2025	$7,134,150	€6,515,206	$(79,456)	$189,309
Macquarie Bank Limited	10/15/2025	$768,650	£609,604	$(3,686)	$6,584
Macquarie Bank Limited	1/8/2026	$16,868,588	€15,181,881	$(6,584)	$(6,584)
Macquarie Bank Limited	6/30/2026	$4,598,330	£3,627,874	$(6,438)	$42,303
Macquarie Bank Limited	6/30/2026	$1,608,451	£1,271,402	$(5,307)	$(5,307)
Macquarie Bank Limited	11/6/2026	$16,923,221	€15,421,196	$(442,082)	$422,522
Macquarie Bank Limited	11/6/2026	$11,310,824	€10,081,847	$(42,013)	$276,230
Macquarie Bank Limited	11/6/2026	$6,234,871	€5,681,493	$(162,873)	$155,665
Macquarie Bank Limited	11/6/2026	$4,167,146	€3,714,365	$(15,478)	$101,769
Macquarie Bank Limited	1/8/2027	$57,070,167	€50,612,067	$(77,666)	$(77,666)
Total				$(2,562,481)	$2,363,245
Cash Collateral (18)				2,312,805	—
Total Forward Foreign Currency Contracts				$(249,676)	$2,363,245

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2024

* Par / Principal Amount is denominated in USD (“$”) unless otherwise noted, as denominated in British Pound (“£”), Canadian Dollar (“C$”), or Euro (“€”).
(1) All of the Fund’s Corporate Loans, Collateralized Loan Obligations, Asset-Backed Securities, Common Stocks, Corporate Bonds, Preferred Stock, Warrants and Money Market Funds, if applicable, as of March 31, 2024 represented 127.8% of the Fund’s net assets or 95.6% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings.
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “SPV”). See Note 1. Organization. As of March 31, 2024, the aggregate fair value of these securities is $2,052,625,260, or 52.2% of the Fund’s Total Investments, at Fair Value.
(4) Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis-point spread. Stated interest rate represents the “all-in” rate as of March 31, 2024. Reference Rates are defined as follows:

CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of March 31, 2024, the reference rates for our variable rate loans were the daily SOFR at 5.34%, the 30-day SOFR at 5.33%, the 90-day SOFR at 5.30%, the 180-day SOFR at 5.22%, the 30-day CDOR at 5.29%, the 90-day EURIBOR at 3.89%, the 180-day EURIBOR at 3.85%, the daily SONIA at 5.19%, and the daily PRIME rate at 8.50%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3. Fair Value Measurements.
(6) The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 5. Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of March 31, 2024, the aggregate fair value of these securities is $893,381,638 or 29.1% of the Fund's net assets.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Security acquired in transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of March 31, 2024, the aggregate fair value of these securities is $16,358,196, or 0.5% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, which is the amount reflected in this schedule, the Fund is entitled to receive additional interest as a result of an agreement among lenders. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB are equity tranches of CLO issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include an interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Loan was on non-accrual status as of March 31, 2024.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act of 1933, as amended, under Regulation S. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of March 31, 2024, the aggregate fair value of these securities is $22,204,072 or 0.7% of the Fund's net assets.
(17) Interest rate swap contains a variable rate structure and bears interest at a rate determined by three-month term SOFR.
(18) As of March 31, 2024, there was $2,312,805 of cash collateral available to offset with Macquarie Bank Limited, and $0 available to offset with Goldman Sachs & Co. LLC.
(19) Residual equity tranches of asset-backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of March 31, 2024

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiary, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”), a wholly owned subsidiary of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”) and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation, March 11, 2018. As of March 31, 2024, the Fund’s net assets were $3,074,440,973, of which $1,726,384,994, or 56.2%, are represented by the SPV’s net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); and (e) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in special situations, including structured equity, stressed credit and opportunities arising due to market dislocation. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.
The Fund may invest a substantial portion of its assets in loans to companies whose debt, if rated, is rated below investment grade, and, if not rated, would likely be rated below investment grade if it were rated (that is, below BBB- or Baa3, which is often referred to as “high yield” or “junk”). Exposure to below investment grade instruments involves certain risks, including speculation with respect to the borrower’s capacity to pay interest and repay principal.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated schedule of investments have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated schedule of investments include the accounts of the Fund and its wholly owned subsidiary, the SPV. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.
•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the three month period ended March 31, 2024, there were transfers of $5,113,101 into Level 3 and transfers of $17,200,437 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of March 31, 2024:

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$565,438,907	$1,538,156,762	$2,103,595,669
Second Lien Debt	—	1,365,000	202,852,407	204,217,407
Corporate Bonds
Secured	—	33,140,025	169,745,340	202,885,365
Unsecured	—	16,784,332	57,457,168	74,241,500
Collateralized Loan Obligations	—	—	699,300,824	699,300,824
Asset-Backed Securities	—	—	174,826,917	174,826,917
Preferred Stock	—	—	122,968,286	122,968,286
Common Stock	13,307	—	8,866,196	8,879,503
Warrants	—	—	7,492,000	7,492,000
Money Market Funds	331,260,988	—	—	331,260,988
Total Investments, at Fair Value	$331,274,295	$616,728,264	$2,981,665,900	$3,929,668,459
Interest Rate Swaps	$—	$(5,691,843)	$—	$(5,691,843)
Forward Foreign Currency Contracts	—	(2,562,481)	—	(2,562,481)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the three month period ended March 31, 2024
	Corporate Loans		Corporate Bonds		Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stock	Common Stock	Warrants	Total
	First Lien Debt	Second Lien Debt	Secured	Unsecured
Balance, beginning of period	$1,355,421,715	$198,981,031	$156,658,151	$57,009,230	$615,794,457	$70,596,216	$127,726,059	$8,966,565	$5,230,275	$2,596,383,699
Purchases	214,436,488	5,414,942	13,496,227	799,080	92,759,808	106,430,809	4,277,448	—	—	437,614,802
Sales and paydowns	(19,780,473)	(1,965,643)	(88,499)	—	(17,466,054)	(1,970,653)	(7,414,612)	(16,444)	—	(48,702,378)
Accretion of discount (premium)	1,588,958	156,884	(306,426)	18,713	251,294	136	—	—	—	1,709,559
Net realized gains (losses)	(3,312,783)	—	—	—	(620,185)	—	—	—	—	(3,932,968)
Net change in unrealized appreciation (depreciation)	1,890,193	265,193	(14,113)	(369,855)	8,581,504	(229,591)	(1,620,609)	(83,925)	2,261,725	10,680,522
Transfers into Level 3	5,113,101	—	—	—	—	—	—	—	—	5,113,101
Transfers out of Level 3	(17,200,437)	—	—	—	—	—	—	—	—	(17,200,437)
Balance, end of period	$1,538,156,762	$202,852,407	$169,745,340	$57,457,168	$699,300,824	$174,826,917	$122,968,286	$8,866,196	$7,492,000	$2,981,665,900
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$(1,455,931)	$276,538	$(14,113)	$(369,855)	$7,966,245	$(229,591)	$(859,118)	$85,498	$2,261,725	$7,661,398

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of asset-backed securities (“ABS”) is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.
Investments in equities are generally valued using consensus pricing, or a market approach and/or an income approach. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The income approach typically uses a discounted cash flow analysis of the portfolio company.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of March 31, 2024:

	Fair Value as of March 31, 2024	Valuation Techniques	Significant Unobservable Inputs	Range		Weighted Average
				Low	High
Corporate Loans
First Lien Debt	$1,387,865,000	Income Approach	Discount Rate	8.4%	24.4%	12.2%
	140,410,310	Consensus Pricing	Indicative Quotes	0.88	100.30	96.17
	9,881,452	Market Approach	Comparable Multiple	11.80x	11.80x	11.80x
Second Lien Debt	201,215,747	Income Approach	Discount Rate	10.9%	20.6%	16.3%
	1,636,660	Consensus Pricing	Indicative Quotes	81.83	81.83	81.83
Corporate Bonds
Secured	169,745,340	Income Approach	Discount Rate	8.0%	45.6%	11.3%
Unsecured	57,457,168	Income Approach	Discount Rate	9.8%	12.4%	10.9%
Collateralized Loan Obligations	699,300,824	Consensus Pricing	Indicative Quotes	1.52	104.29	93.65
Asset-Backed Securities	31,026,161	Income Approach	Discount Rate	8.4%	14.2%	10.6%
	143,800,756	Consensus Pricing	Indicative Quotes	88.83	85,000.00	26,245.29
Preferred Stock	114,456,646	Income Approach	Discount Rate	13.1%	20.5%	14.7%
	8,511,640	Market Approach	Comparable Multiple	12.00x	15.28x	12.92x
Common Stock	114,352	Income Approach	Discount Rate	13.0%	13.0%	13.0%
	51,330	Consensus Pricing	Indicative Quotes	0.92	0.92	0.92
	8,700,514	Market Approach	Comparable Multiple	4.75x	20.75x	8.59x
Warrants	7,492,000	Market Approach	Comparable Multiple	8.75x	15.00x	11.30x
Total Level 3 Investments	$2,981,665,900
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate loans, corporate bonds, ABS and CLOs are discount rates, indicative quotes and comparable EBITDA multiples. Significant increases in discount rates would result in a significantly lower fair value measurement. Significant decreases in indicative quotes may result in a significantly lower fair value measurement. Significant decreases in comparable EBITDA multiples in isolation would result in a significantly lower fair value measurement.
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in preferred stock, common stock and warrants are indicative quotes, discount rates and comparable EBITDA multiples. Significant decreases in indicative quotes may result in a significantly lower fair value measurement. Significant increases in discount rates in isolation would result in a significantly lower fair value measurement. Significant decreases in comparable EBITDA multiples in isolation would result in a significantly lower fair value measurement.
4. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any,

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fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Asset-Backed Securities
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Collateralized Loan Obligations
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary

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market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

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Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting

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uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers it invests in. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Interest Rate Risk
As of March 31, 2024, on a fair value basis, approximately 15% of the Fund’s debt investments bear interest at a fixed rate and approximately 85% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating CDOR, EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that

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review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

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Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

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5. COMMITMENTS AND CONTINGENCIES
As of March 31, 2024, the Fund had unfunded commitments to fund delayed draw and revolving debt of $314,289,100 and $52,965,147, respectively. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Schedule of Investments.

Investments—Corporate Loans		Footnote	Unused Rate	Par / Principal Amount	Fair Value

222 North Miami, LLC	Term Loan		—%	$10,884,833	$—
520 Mezz Owner 2, LLC	Term Loan		—%	15,914,902	(79,575)
ADPD Holdings, LLC	Delayed Draw		1.00%	1,795,122	(189,776)
ADPD Holdings, LLC	Delayed Draw		1.00%	1,083,032	(114,495)
ADPD Holdings, LLC	Revolver		0.50%	142,012	(15,013)
Advanced Web Technologies Holding Company	Revolver		0.50%	426,883	—
AI Aqua Merger Sub, Inc.	Delayed Draw		—%	513,043	1,924
Allied Benefit Systems Intermediate, LLC	Delayed Draw		1.00%	3,160,509	22,092
Alpine Acquisition Corp II	Revolver		0.50%	1,034,101	(61,763)
Apex Companies Holdings, LLC	Delayed Draw		1.00%	821,744	(12,463)
Apex Companies Holdings, LLC	Delayed Draw		1.00%	2,497,523	(37,878)
Applied Technical Services, LLC	Delayed Draw		1.00%	2,556,477	(28,188)
Applied Technical Services, LLC	Revolver		0.50%	815,154	(8,988)
Appriss Health, LLC	Revolver		0.50%	868,445	(15,478)
Ardonagh Midco 3 PLC	Delayed Draw		1.00%	1,012,048	(15,181)
Ascend Buyer, LLC	Revolver		0.50%	1,141,125	(13,047)
Associations, Inc.	Delayed Draw		1.00%	13,778	—
Associations, Inc.	Revolver		0.50%	201,131	—
Athlete Buyer, LLC	Delayed Draw		1.00%	20,792,079	(415,192)
Athlete Buyer, LLC	Delayed Draw		1.00%	7,425,743	(148,283)
Athlete Buyer, LLC	Delayed Draw		1.00%	7,425,743	(148,283)
Atlas AU Bidco Pty Ltd.	Revolver		0.50%	267,618	—
Avalara, Inc.	Revolver		0.50%	900,000	—
Azurite Intermediate Holdings, Inc.	Delayed Draw		0.50%	14,905,858	(223,588)
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,384,937	(35,774)
Bedford Beverly B, LLC	Delayed Draw		—%	28,185,520	(281,855)
Bedford Beverly B, LLC	Delayed Draw		—%	7,451,505	(74,515)
BlueCat Networks, Inc.	Delayed Draw		1.00%	194,569	(2,850)
Bradyifs Holdings, LLC	Delayed Draw		1.00%	2,062,663	(18,892)
Bradyifs Holdings, LLC	Revolver		0.50%	2,102,077	(19,253)
CD&R Madison Parent Ltd.	Delayed Draw	(1)	1.50%	2,713,531	47,487
Celerion Buyer, Inc.	Delayed Draw		2.00%	249,361	2,494
Celerion Buyer, Inc.	Revolver		0.50%	124,680	—
Chemical Computing Group ULC	Revolver		0.50%	135,379	—
Coupa Holdings,LLC	Delayed Draw		1.50%	578,450	11,569
Coupa Holdings,LLC	Revolver		0.50%	442,913	—
CPI Intermediate Holdings, Inc.	Delayed Draw		1.00%	927,474	(8,413)
CST Holding Company	Revolver		0.50%	211,599	4,030
Denali Midco 2, LLC	Delayed Draw		2.00%	18,105,333	181,053
Diligent Corporation	Revolver		0.50%	65,632	—
Dwyer Instruments, Inc.	Revolver		0.50%	1,997,734	—
Eliassen Group, LLC	Delayed Draw		1.00%	2,667,757	(6,934)
Ellkay, LLC	Revolver		0.50%	1,071,390	(113,909)
Enverus Holdings, Inc.	Delayed Draw		1.00%	976,834	(14,653)
Enverus Holdings, Inc.	Revolver		0.50%	1,486,486	(22,297)
EPS Nass Parent, Inc.	Revolver		0.50%	9,695	(213)

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Investments—Corporate Loans		Footnote	Unused Rate	Par / Principal Amount	Fair Value
Excel Fitness Holdings, Inc.	Delayed Draw		1.00%	1,846,969	—
Excel Fitness Holdings, Inc.	Revolver		0.50%	890,625	(3,283)
Excelitas Technologies Corp.	Delayed Draw		1.00%	600,775	6,008
Excelitas Technologies Corp.	Revolver		0.50%	96,072	—
Finastra USA, Inc.	Revolver		—%	3,062,881	—
GFP Atlantic Holdco 2, LLC	Delayed Draw		1.00%	8,490,393	22,056
Greenhouse Software, Inc.	Revolver		0.50%	66,667	(257)
Greenhouse Software, Inc.	Revolver		0.50%	735,294	(2,829)
GS AcquisitionCo, Inc.	Delayed Draw		0.50%	1,424,590	(7,123)
GS AcquisitionCo, Inc.	Revolver		0.50%	652,937	(2,671)
Hadrian Acquisition Limited	Delayed Draw	(1)	2.33%	10,095,210	—
Heartland Home Services, Inc.	Revolver		0.50%	695,028	(21,628)
Hercules Borrower, LLC	Delayed Draw		—%	1,114,339	(1,949)
Hercules Borrower, LLC	Revolver		0.50%	719,954	—
Hoosier Intermediate, LLC	Revolver		0.50%	1,800,000	(27,169)
HS Spa Holdings Inc.	Delayed Draw		0.50%	639,535	(4,365)
HS Spa Holdings Inc.	Revolver		0.50%	1,040,879	—
Icefall Parent, Inc.	Revolver		0.50%	1,239,874	(21,694)
iCIMS, Inc.	Delayed Draw		—%	5,181,720	—
iCIMS, Inc.	Revolver		0.50%	2,275,035	—
Integrity Marketing Acquisition, LLC	Delayed Draw		1.00%	8,602,500	(60,828)
Integrity Marketing Acquisition, LLC	Revolver		1.00%	750,000	—
IQN Holding Corp.	Delayed Draw		1.00%	394,938	—
IQN Holding Corp.	Revolver		0.50%	488,923	—
Kaseya, Inc.	Delayed Draw		1.00%	1,076,380	—
Kaseya, Inc.	Revolver		0.50%	1,540,541	—
LVF Holdings, Inc.	Revolver		0.38%	875,567	(5,983)
Material Holdings, LLC	Revolver		1.00%	143,862	(10,980)
Medical Manufacturing Technologies, LLC	Revolver		0.50%	1,723,549	(31,926)
NEFCO Holding Company, LLC	Delayed Draw		1.00%	3,424,006	(68,480)
NEFCO Holding Company, LLC	Revolver		0.50%	595,827	—
North Haven Fairway Buyer, LLC	Delayed Draw		0.50%	3,497,528	34,975
North Haven Fairway Buyer, LLC	Revolver		0.50%	966,740	9,667
North Haven Stallone Buyer, LLC	Delayed Draw		1.00%	7,942,975	(81,399)
North Haven Stallone Buyer, LLC	Delayed Draw		1.00%	7,190,667	(73,690)
NPA 2023 Holdco, LLC	Delayed Draw		—%	6,716,153	—
Oak Purchaser, Inc.	Delayed Draw		0.50%	1,552,049	(29,623)
Oak Purchaser, Inc.	Revolver		0.50%	583,878	(10,100)
Onepoint SAS	Delayed Draw	(1)	—%	18,571,832	(232,148)
Oranje Holdco, Inc.	Revolver		0.50%	754,870	—
PDI TA Holdings, Inc.	Delayed Draw		0.50%	7,723,577	(77,236)
PDI TA Holdings, Inc.	Revolver		0.50%	2,317,073	(23,171)
Pestco Intermediate, LLC	Delayed Draw		1.00%	1,030,578	7,389
Pestco Intermediate, LLC	Revolver		0.50%	238,095	—
PF Atlantic Holdco 2, LLC	Revolver		0.50%	1,724,093	(21,217)
Portugal Street East Limited	Term Loan	(1)	2.00%	26,642,168	—
Prophix Software Inc.	Delayed Draw		—%	391,123	—
Prophix Software Inc.	Revolver		0.50%	996,678	—
Pushpay USA Inc.	Revolver		0.50%	1,543,210	—
PXO Holdings I Corp.	Revolver		0.50%	1,314,652	(15,838)
Qnnect, LLC	Delayed Draw		1.00%	662,309	13,246
Quantic Electronics, LLC	Revolver		1.00%	460,282	(8,918)
R&F International Sub 2 Ltd.	Delayed Draw	(1)	—%	1,610,229	64,409

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Investments—Corporate Loans		Footnote	Unused Rate	Par / Principal Amount	Fair Value
Radwell Parent LLC	Revolver		0.38%	1,116,275	—
Rome Bidco Ltd.	Term Loan	(1)	2.71%	2,888,042	(7,220)
RSC Acquisition, Inc.	Delayed Draw		1.00%	854,186	8,542
Sapphire Convention, Inc.	Revolver		0.50%	670,700	—
SCP Eye Care HoldCo, LLC	Delayed Draw		1.00%	14,157	—
SCP Eye Care HoldCo, LLC	Revolver		0.50%	5,957	—
Smarsh, Inc.	Delayed Draw		1.00%	510,180	—
Smarsh, Inc.	Revolver		0.50%	153,054	—
Spotless Brands, LLC	Delayed Draw		1.00%	3,600,000	54,000
Spotless Brands, LLC	Revolver		0.50%	1,096,033	—
Summit Acquisition, Inc.	Delayed Draw		1.00%	1,717,791	28,768
Summit Acquisition, Inc.	Revolver		0.50%	858,896	—
Tank Holding Corp.	Delayed Draw		1.00%	1,729,655	(6,110)
Tank Holding Corp.	Revolver		0.38%	1,241,379	(14,469)
Trader Corporation	Revolver	(1)	0.50%	167,791	—
Tufin Software North America, Inc.	Delayed Draw		—%	100,547	(490)
Tufin Software North America, Inc.	Delayed Draw		—%	189,901	(926)
Tufin Software North America, Inc.	Revolver		0.50%	1,294,643	(6,315)
Vensure Employer Services, Inc.	Delayed Draw		1.00%	21,346,667	(139,157)
Wineshipping.Com, LLC	Revolver		0.50%	238,342	(18,751)
Total Unfunded Commitments				$367,254,247	$(2,644,983)
(1) Par / Principal Amount is converted to USD using the GBP/USD of 0.79, EUR/USD of 0.93, or CAD/USD of 1.35, as applicable.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.
6. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated schedule of investments was issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated schedule of investments was issued, except as disclosed below.
On May 16, 2024, the Fund closed on the sale of $50,000,000 of Series F Mandatory Redeemable Preferred Shares, $100,000,000 of Series G Mandatory Redeemable Preferred Shares, and $100,000,000 of Series H Mandatory Redeemable Preferred Shares, each to accredited investors, in an offering exempt from registration under Rule 506(c) under the Securities Act of 1933, as amended.
The Fund commenced a quarterly repurchase offer beginning on March 4, 2024 and ending on April 12, 2024 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
April 12, 2024	7,840,108	$8.54	$66,936,419	18,307,634	5.00%	2.14%